As filed with the Securities and Exchange Commission on June 25, 2014

File No. 333-_____

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No._____                                                                                                  [  ]

Post-Effective Amendment No._____                                                                                                [  ]
                                                                                                       (Check appropriate box or boxes)

NATIONWIDE MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)

1000 CONTINENTAL DRIVE, SUITE 400, KING OF PRUSSIA, PENNSYLVANIA 19406
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(610) 230-2800
(Registrant's Area Code and Telephone Number)

Send Copies of Communications to:

ALLAN J. OSTER, ESQ.                                                                                     PRUFESH R. MODHERA, ESQ.
1000 CONTINENTAL DRIVE, SUITE 400                                                        STRADLEY, RONON, STEVENS, & YOUNG LLP
KING OF PRUSSIA, PENNSYLVANIA 19406                                                 1250 CONNECTICUT AVENUE, N.W., SUITE 500
(NAME AND ADDRESS OF AGENT FOR SERVICE)                                   WASHINGTON, D.C. 20036

Approximate Date of Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:
Class A, Institutional Class and Institutional Service Class shares of beneficial interest, without par value, of the Nationwide HighMark Short Term Bond Fund, a series of the Registrant.

No filing fee is due because Registrant is relying on section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on July 25, 2014 pursuant to Rule 488 under the Securities Act of 1933, as amended.

NATIONWIDE MUTUAL FUNDS
1000 Continental Drive
Suite 1000
King of Prussia, PA 19406
800-848-0920

NATIONWIDE ENHANCED INCOME FUND

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To be held on: [Date]

To the shareholders of the Nationwide Enhanced Income Fund, a series of Nationwide Mutual Funds, a Delaware statutory trust (the “Trust”):

NOTICE IS HEREBY GIVEN that the Trust will hold a Special Meeting of Shareholders (the “Meeting”) for the Nationwide Enhanced Income Fund, which will be held on [Date] at 10:00 a.m., Eastern time, at 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.  The purpose of the Meeting is to vote on the following proposal (the “Proposal”):

1.
To approve a Plan of Reorganization (the “Plan”) by the Trust, on behalf of its series, the Nationwide HighMark Short Term Bond Fund (the “Acquiring Fund”) and the Nationwide Enhanced Income Fund (the “Target Fund”) which provides for: (i) the acquisition by the Acquiring Fund of all of the property and assets of the Target Fund, in exchange solely for Class A shares, Institutional Class shares, and Institutional Service Class shares of the Acquiring Fund; (ii) the pro rata distribution of such shares of the Acquiring Fund to the shareholders of the Target Fund holding the corresponding classes of shares of the Target Fund; and (iii) the liquidation and dissolution of the Target Fund.

2.	To vote upon any other business that may properly come before the Meeting or any adjournment(s) thereof.

A copy of the form of the Plan, which more completely describes the transaction proposed, is attached as Exhibit A to the attached Proxy Statement/Prospectus.

Shareholders of record of the Target Fund as of the regular close of business of the New York Stock Exchange on July 8, 2014, are entitled to notice of and to vote at the Meeting and at any adjournment(s) or postponement(s) thereof. Each share of the Fund is entitled to one vote, and each fractional share held is entitled to a proportional fractional vote, with respect to the Proposal.  Instead of attending and voting at the Meeting, you may choose to vote and return the Proxy Card (or voting instruction form) or vote by telephone or through the Internet.  Any vote cast by you, other than through attendance at the Meeting, must be duly and properly received by the Trust or its proxy solicitor by the date of the Meeting in order to be counted for the Meeting.  If you have returned the Proxy Card (or voting instruction form) or voted by telephone or through the Internet and are present at the Meeting, you may change the vote specified in the proxy at that time.  However, attendance in person at the Meeting, by itself, will not revoke a previously tendered proxy.  Whether or not you plan to attend the Meeting, please vote your shares by returning the Proxy Card (or voting instruction form) by mail in the enclosed postage-paid envelope provided or by voting by telephone or over the Internet.

The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting or any adjournment(s) or postponements(s) thereof.

1

By Order of the Board of Trustees of the Trust,

/s/Eric E. Miller,
Secretary

[_______, 2014]

Your vote is important.  To secure the largest possible representation and to save the expense of further mailings, please mark your Proxy Card (or voting instruction form), sign it, and return it as soon as possible in the enclosed envelope, which requires no postage if mailed in the United States, or vote by telephone or over the Internet by following the instructions provided on the Proxy Card.   Please vote your proxy regardless of the number of shares owned.  You may revoke your proxy at any time at, or before, the Meeting or vote in person if you attend the Meeting, as provided in the attached Proxy Statement/Prospectus.

2

NATIONWIDE MUTUAL FUNDS
1000 Continental Drive, Suite 400
King of Prussia, PA 19406
(800) 848-0920

NATIONWIDE ENHANCED INCOME FUND

IMPORTANT SHAREHOLDER INFORMATION

Enclosed is a Notice, Proxy Statement/Prospectus, and proxy card(s)/voting instruction form(s) for a Special Meeting of Shareholders (the “Meeting”) relating to the Nationwide Enhanced Income Fund (the “Fund”), a series of Nationwide Mutual Funds (the “Trust”).  The Meeting will be held on [Date] at 10:00 a.m., Eastern time, at 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

The purpose of the Meeting is to vote on an important proposal (the “Proposal”) that affects the Fund and your investment in the Fund.  As a shareholder of the Fund, you have the opportunity to voice your opinion on the matters that affect the Fund.  This package contains information about the Proposal and the materials to use when voting by mail, by telephone or through the Internet.

The Proposal has been carefully reviewed by the Board of Trustees of the Trust (the “Board”).  The Board believes that the Proposal is in the best interests of shareholders of the Fund.  The Board recommends that you vote FOR the Proposal.  Whether or not you plan to attend the Meeting, please take a few minutes to read the enclosed materials and cast your vote promptly.  To cast your vote, simply complete the proxy card(s)/voting instruction form(s) enclosed in this package.  Be sure to sign and date the card(s) before mailing them in the postage-paid envelope.  You also may vote your shares by telephone or over the Internet.  Simply call the toll-free number or visit the website indicated on your proxy card(s)/voting instruction form(s) and follow the recorded or online instructions.  Your vote is extremely important, no matter how large or small your holdings may be.  It is important that your vote be received by the date of the Meeting.

Shareholders who execute proxies may revoke them at any time before they are voted by filing a written notice of revocation with the Trust, by delivering a duly executed proxy bearing a later date or by attending the Meeting and voting in person.

If you have any questions before you vote, please call the Trust at (800) 848-0920.  You also may receive a telephone call from the Fund’s proxy solicitor, AST Fund Solutions, LLC (“AST”), asking you to vote your shares.  Thank you for your participation in this important initiative.

TELEPHONE AND INTERNET VOTING

For your convenience, you also may be able to vote by telephone or over the Internet, 24 hours a day.  If your account is eligible, separate instructions are enclosed.

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IMPORTANT INFORMATION TO HELP YOU UNDERSTAND
THE REORGANIZATION

The following is a brief overview of the Proposal to be voted upon at the meeting of shareholders scheduled for [insert date] (the “Meeting”).  Your vote is important.  Please read the full text of the Proxy Statement/Prospectus, which you should retain for future reference.  If you need another copy of the Proxy Statement/Prospectus, please call Nationwide Mutual Funds (the “Trust”) at (800) 848-0920.  We appreciate your decision to invest with Nationwide Mutual Funds and we look forward to helping you achieve your financial goals.

What proposal am I being asked to vote on?

Shareholders of the Nationwide Enhanced Income Fund (the “Target Fund”) are being asked to vote to approve a Plan of Reorganization whereby the Nationwide HighMark Short Term Bond Fund (“Acquiring Fund”), another series of the Trust, would acquire all of the property and assets of the Target Fund (the “Proposal”).

Why has the reorganization been proposed?

The Target Fund seeks a high level of current income while preserving capital and minimizing fluctuations in share value.  Like the Acquiring Fund, the Target Fund invests primarily in investment-grade corporate bonds, U.S. government securities, and mortgage-backed and asset-backed securities.  Both the Target Fund and Acquiring Fund invest primarily in securities with relatively short maturities, although the Target Fund’s average portfolio duration, of between six months and one year, is shorter than the Acquiring Fund’s average portfolio duration of between one and three years.  Despite the similarities between the Target Fund and the Acquiring Fund, the impact of low interest rates on high-grade credits with very short durations has made it very difficult for the Target Fund to generate other than negligible yields.  For this reason, Nationwide Fund Advisors (“NFA” or “Advisor”), the investment adviser to the Nationwide Funds, including the Target Fund and the Nationwide Investor Destination Funds (“ID Funds”), has begun to redeem all of the shares of the Target Fund held by the ID Funds, and reinvest the proceeds in the Acquiring Fund.  NFA believes doing so is in the best interests of the ID Funds’ shareholders.  Following the redemptions, however, only about $14 million in assets will remain in the Target Fund.  In view of the Target Fund’s small remaining asset size and its inability to generate substantial yields in the current interest rate climate, NFA does not believe that the Target Fund can be marketed successfully to gather meaningful new assets that would enable it to operate efficiently and in the best interest of shareholders.  Merging the Target Fund into the Acquiring Fund will provide the Target Fund’s shareholders with a similar, short-duration investment-grade bond product, managed by the same portfolio management team, but with the potential for higher yields and reduced operating expenses.

The Proposal is part of a broader effort by NFA to eliminate product redundancies and to offer a single short-duration investment-grade product that operates more efficiently and provides shareholders with the potential for a reduction in operating expenses due to economies of scale.  Accordingly, in conjunction with the Proposal, the Board has approved the reorganization of the Nationwide Short Duration Bond Fund (“Short Duration Bond Fund”) into the Acquiring Fund (“Short Duration Bond Fund Merger”).  The Short Duration Bond Fund Merger, which does not require shareholder approval, will be effected  on or about [insert date].

How will the reorganization work?

If shareholders of the Target Fund approve the Plan of Reorganization, all of the Target Fund’s assets will be transferred to the Acquiring Fund in exchange solely for Class A shares, Institutional Class shares, and Institutional Service Class shares of the Acquiring Fund equal in value to the assets of the Target Fund that are transferred to the Acquiring Fund (the “Transaction”).  Such shares of the Acquiring Fund will then be distributed pro rata to the shareholders of the Target Fund, and the Target Fund will be liquidated and dissolved.  The Transaction will result in shares of the Target Fund being exchanged for corresponding classes of Acquiring Fund shares equal in value (but having a different price per share) to shares of the Target Fund.

More detailed information about the transfer of assets by the Target Fund and the issuance of shares by the Acquiring Fund can be found in the Proxy Statement/Prospectus.

Will portfolio management change?

No.  NFA manages the investment of both the Target Fund’s and the Acquiring Fund’s assets and supervises the daily business affairs of both Funds, subject to the supervision of the Board.  NFA also determines the allocation of each Fund’s assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers.   The subadviser

to both Funds is HighMark Capital Management, Inc. (“HighMark”).  Further information about HighMark and the portfolio managers can be found in the Proxy Statement/Prospectus.

How will the Transaction benefit shareholders?

Shareholders may benefit from the Transaction in the following ways:

•
The Target Fund and the Acquiring Fund have similar strategies, investing primarily in short-term investment-grade bonds and currently are managed by the same portfolio management team.  Merging the Funds will eliminate competition between the two Funds for new assets.

•
By consolidating the assets of the Funds into one Fund, the surviving Fund may provide meaningful savings to all shareholders, resulting in improved performance.  By way of example, each Fund is subject to the same advisory fee structure, which starts at 0.35% but then drops to 0.34% on assets of $500 million and more.  The combination of the assets of the Funds, including the Short Duration Bond Fund, would result in an aggregate asset amount of approximately $497 million, just shy of this breakpoint.  Other fund expenses also would decline as they constitute proportionately lower percentages when shared across a larger asset base.  (There can be no assurance, however, that such savings will be realized.)

•
The Transaction is expected to be structured as a tax-free reorganization so that for federal income tax purposes: (i) shareholders of the Target Fund should not recognize any gain or loss as a result of the exchange of their shares of the Target Fund for shares of the Acquiring Fund; and (ii) the Acquiring Fund and its shareholders should not recognize any gain or loss upon receipt of the Target Fund’s assets.

•	The costs of the Transaction (excluding brokerage costs, if any) will be borne by NFA.

GENERAL INFORMATION

Has the Board approved the Proposal?

Yes.  The Board has unanimously approved the Proposal and recommends that you vote to approve it.

How many votes am I entitled to cast?

As a shareholder, you are entitled to one vote for each full share and a fractional vote for each fractional share of the Target Fund that you own as of the regular close of business of the New York Stock Exchange on the record date.  The record date is July 8, 2014.

How do I vote my shares?

You can vote your shares:

(1)  by completing and signing the enclosed Proxy Card (or voting instruction form) and mailing it in the enclosed postage-paid envelope; or

(2)  over the Internet or telephone by following the voting procedures described on the Proxy Card.

If you specify a vote for the proposal, your proxy will be voted as you indicate.  If you simply sign, date, and return the Proxy Card, but do not specify a vote for the Proposal, your proxy will be voted FOR the Proposal.  If you need any assistance, or have any questions regarding the Proposal or on how to vote your shares, please call AST Fund Solutions, LLC (“AST”), the Target Fund’s proxy solicitor, at [   -   -    ], Monday through Friday from 9 a.m. to 10 p.m. Eastern time.

How do I sign the Proxy Card?

Please sign exactly as your name appears on the Proxy Card.  When shares are held by joint tenants, at least one holder should sign.  When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate.  Corporate and partnership proxies should be signed by an authorized person indicating the person’s title.

How can I find more information on the Proposal?

You should read the Proxy Statement/Prospectus that provides details regarding the reorganization.

PROXY STATEMENT/PROSPECTUS

TABLE OF CONTENTS

Summary of the Proposal
What proposal am I voting on?	3
How do the investment objectives, principal strategies and policies of the Target Fund compare against the Acquiring Fund?	4
What are the principal risks associated with investments in the Target Fund versus the Acquiring Fund?	4
What are the general tax consequences of the Transaction?	4
Who manages the Funds?	5
What are the fees and expenses of each Fund and what might they be after the Transaction?	6
How do the performance records of the Funds compare?	9
Where can I find more financial information about the Funds?	12
What are other key features of the Funds?	12
COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES, POLICIES AND PRINCIPAL RISKS	13
Are there any significant differences between the investment objectives of the Target Fund compared to the Acquiring Fund?	13
Are there any significant differences between the principal strategies and policies of the Target Fund compared to the Acquiring Fund?	13
How do the fundamental investment restrictions of the Target Fund differ from the Acquiring Fund?	15
What are the principal risk factors associated with investments in the Funds?	15
REASONS FOR THE TRANSACTION	16
INFORMATION ABOUT THE TRANSACTION AND THE PLAN	18
How will the Transaction be carried out?	18
Who will pay the expenses of the Transaction?	18
What are the tax consequences of the Transaction?	18
What should I know about shares of the Acquiring Fund?	20
What are the capitalizations of the Funds and what might the capitalization be after the Transaction?	20
MORE INFORMATION ABOUT THE FUNDS	22
VOTING INFORMATION	23
Who is entitled to vote?	23
What vote is necessary to approve the Plan?	23
How will the shareholder voting be handled?	24
How do I ensure my vote is accurately recorded?	24
May I revoke my proxy?	24
What other matters will be voted upon at the Meeting?	24
What other solicitations will be made?	25
Who will pay the expenses of the Proposal?	25
How do I submit a shareholder proposal?	25
PRINCIPAL HOLDERS OF SHARES AS OF RECORD DATE	25
EXHIBITS TO PROXY STATEMENT/PROSPECTUS	27

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NATIONWIDE MUTUAL FUNDS
1000 Continental Drive, Suite 400
King of Prussia, PA 19406
(800) 848-0920

PROXY STATEMENT/PROSPECTUS

Dated [insert date], 2014

Acquisition of the Assets of:
NATIONWIDE ENHANCED INCOME FUND (a series of Nationwide Mutual Funds)
By and in exchange for shares of:
NATIONWIDE HIGHMARK SHORT TERM BOND FUND (a series of Nationwide Mutual Funds)

This Proxy Statement/Prospectus solicits proxies to be voted at a meeting of shareholders (the “Meeting”) of Nationwide Enhanced Income Fund (the “Target Fund”), a series of Nationwide Mutual Funds (the “Trust”).  The Meeting has been called by the Board of Trustees of the Trust (the “Board”) to vote on the proposal (the “Proposal”), as more fully described below.  At the Meeting, shareholders of the Target Fund will be asked to approve or disapprove a Plan of Reorganization (the “Plan”) with respect to the Target Fund.  If shareholders vote to approve the Plan, all of the assets of the Target Fund will be acquired by the Nationwide HighMark Short Term Bond Fund, also a series of the Trust (the “Acquiring Fund,” and collectively with the Target Fund, the “Funds”), in exchange for Class A shares, Institutional Class shares, and Institutional Service Class shares of the Acquiring Fund.  The Target Fund will then be liquidated and dissolved.  The principal office of the Trust is 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.  You can reach the offices of the Trust by telephone by calling (800) 848-0920.  The Proxy Statement/Prospectus also is available on the Internet at www.nationwide.com/mutualfundsshareholdernews.

The Meeting will be held on [insert date] at 10:00 a.m., Eastern time, at 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.  The Board, on behalf of the Target Fund, is soliciting these proxies.  This Proxy Statement/Prospectus will first be sent to shareholders on or about [insert date].

The investment goals of the Funds are similar.  The Target Fund seeks a high level of current income while preserving capital and minimizing fluctuations in share value.  The Target Fund invests primarily in short-term investment-grade corporate bonds, U.S. government securities, and mortgage-backed and asset-backed securities maintaining an average portfolio duration of between six months and one year.  The Acquiring Fund seeks total return through investments in fixed-income securities.  The Acquiring Fund invests primarily in short-term investment-grade corporate bonds, U.S. government securities, mortgage-backed and asset-backed securities, maintaining an average portfolio duration of between one and three years.  Each Fund is a diversified series of the Trust.

This Proxy Statement/Prospectus sets forth concisely information you should know before voting on the Proposal and provides information about an investment in the Acquiring Fund, which is relevant if you are a shareholder of the Target Fund. You should retain this Proxy Statement/Prospectus for future reference.  A Statement of Additional Information dated [insert date] (the “Statement of Additional Information”), relating to this Proxy Statement/Prospectus contains more information about the Acquiring Fund, the Target Fund and the Proposal, and has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.

The prospectus of the Acquiring Fund, dated November 29, 2013, as revised March 1, 2014 (1933 Act File No. 333-40455) (the “Acquiring Fund Prospectus”), is incorporated herein by reference, and is considered a part of, this Proxy Statement/Prospectus, and is intended to provide you with information about the Acquiring Fund.  The prospectus of the Target Fund, dated March 1, 2014 (1933 Act File No. 333-40455) and as amended to date, provides additional information about the Target Fund and is incorporated herein by reference.

You can request a free copy of the Statement of Additional Information, Acquiring Fund or Target Fund Prospectus, the Annual Report to Shareholders of the Acquiring Fund for the fiscal year ended July 31, 2013, or Target Fund for the fiscal year ended October 31, 2013 (collectively the “Annual Reports”) or the Semiannual Report to Shareholders of the Acquiring Fund for the period ended January 31, 2014, and Target Fund for the period ended April 30, 2014, by calling (800) 848-0920, or by writing to the Trust at: 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Additional information about the Acquiring Fund can be viewed online or downloaded from the EDGAR database without charge on the SEC’s Internet site at www.sec.gov.  Shareholders can review and copy information about the Acquiring Fund and the Trust by visiting the Public Reference Room, U.S. Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549-0102.  Shareholders can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the Public Reference Room at the address above.  Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement/Prospectus.  Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency.  Mutual fund shares involve investment risks, including the possible loss of principal.

SUMMARY OF THE PROPOSAL

This is only a summary of certain information contained in this Proxy Statement/Prospectus.  You should read the more complete information in the rest of this Proxy Statement/Prospectus, including the Plan, attached as Exhibit A, and the Acquiring Fund Prospectus included with this Proxy Statement/Prospectus.

What proposal am I voting on?

At a meeting held on June 11, 2014, the Board, on behalf of the Target Fund, considered the Proposal to reorganize the Target Fund with and into the Acquiring Fund, approved the Plan and voted to recommend that shareholders of the Target Fund vote to approve the Plan.

Shareholders of the Target Fund are being asked to consider and approve the Plan that will have the effect of reorganizing the Target Fund with and into the Acquiring Fund as summarized below.  The Plan provides for: (i) the acquisition by the Acquiring Fund of all of the property and assets of the Target Fund in exchange solely for Class A shares, Institutional Class shares and Institutional Service Class shares of the Acquiring Fund; (ii) the pro rata distribution of such shares of the Acquiring Fund to shareholders of the Target Fund holding the corresponding class of shares of the Target Fund; and (iii) the liquidation and dissolution of the Target Fund.  The proposed transaction for the Target Fund is referred to in this Proxy Statement/Prospectus as the “Transaction.”  The Board approved the Plan for the Target Fund unanimously and recommends that shareholders of the Target Fund approve the Plan.

If shareholders of the Target Fund approve the Plan, all of the Target Fund’s assets will be transferred to the Acquiring Fund in exchange for the Acquiring Fund’s shares equal in value to the assets of the Target Fund that are transferred to the Acquiring Fund.  The Acquiring Fund shares will then be distributed pro rata to the Target Fund’s shareholders and the Target Fund will be liquidated and dissolved.

The Transaction, if approved, will result in your shares of the Target Fund being exchanged for Acquiring Fund shares equal in value (but having a different price per share) to your shares of the Target Fund.  In particular, Class A, Institutional Class, and Institutional Service Class shares of the Target Fund will merge with and into Class A, Institutional Class, and Institutional Service Class, respectively, of the Acquiring Fund.  In addition, Class R shares of the Target Fund will merge with and into Class A shares of the Acquiring Fund.  This means that you will cease to be a shareholder of the Target Fund and will become a shareholder of the Acquiring Fund.  This exchange will occur on a date agreed upon by the parties to the Plan (hereafter, the “Closing Date”), which is currently anticipated to occur on or around [insert date].

For the reasons set forth below under “Reasons for the Transaction,” the Board has concluded that the Transaction is in the best interests of the Target Fund and Acquiring Fund.  The Board also has concluded that the interests of the existing shareholders of the Target Fund and the existing shareholders of the Acquiring Fund will not be diluted as a result of the Transaction.

In conjunction with the proposed Transaction, the Board has approved the reorganization of the Nationwide Short Duration Bond Fund (“Short Duration Bond Fund”)  into the Acquiring Fund (“Short Duration Bond Fund Reorganization”).  The Short Duration Bond Fund Reorganization involves (i) the acquisition by the Acquiring Fund of all of the property and assets of the Short Duration Bond Fund in exchange for shares of the Acquiring Fund; (ii) the pro rata distribution of such shares of the Acquiring Fund to shareholders of the Short Duration Bond Fund; and (iii) the liquidation and dissolution of the Short Duration Bond Fund.  The Short Duration Bond Fund Reorganization, which  is not subject to shareholder approval, has been approved by the Board and will be effected on or about the Closing Date.

THE BOARD RECOMMENDS THAT
YOU VOTE TO APPROVE THE PROPOSAL

How do the investment objectives, principal strategies and policies of the Target Fund compare against the Acquiring Fund?

Investment Objectives.  The Target Fund seeks a high level of current income while preserving capital and minimizing fluctuations in share value, whereas the Acquiring Fund seeks total return through investments in fixed-income securities.  The Target Fund’s and Acquiring Fund’s investment objectives are nonfundamental and may be changed by the Board without shareholder approval upon 60 days’ written notice to shareholders.

Principal Investment Strategies and Policies.  The principal strategies of the Target Fund are similar to the principal strategies of the Acquiring Fund.  Both Funds invest primarily in short-term investment-grade corporate bonds, U.S. government securities, and mortgage-backed and asset-backed securities.  In addition, both Funds are managed by the same portfolio management team. The Target Fund’s average duration – six months to one year – is shorter, however, than the average duration of between one and three years for the Acquiring Fund.  In addition, the Acquiring Fund may invest in corporate debt securities issued by foreign companies, while the Target Fund does not invest in foreign securities as a principal investment strategy.  Further, the Acquiring Fund may invest up to 10% of its assets in high-yield bonds, which are rated below investment-grade and are often referred to as “junk bonds,” whereas the Target Fund does not invest in high-yield bonds as a principal investment strategy.  Each Fund is classified as “diversified” under applicable federal law and will not concentrate its investments in any one industry.

For further information about the investment objectives and policies of the Funds, see “Comparison of Investment Objectives, Principal Strategies, Policies and Principal Risks” below.

What are the principal risks associated with investments in the Target Fund versus the Acquiring Fund?

As with most investments, investments in the Funds involve certain principal risks.  There can be no guarantee against losses resulting from an investment in the Funds, nor is there any assurance that the Funds will achieve their investment objectives.  The principal risks associated with an investment in the Target Fund are similar, but not identical, to the principal risks associated with an investment in the Acquiring Fund.

Overall risk levels for the Acquiring Fund and Target Fund are comparable.  While the Funds are exposed to slightly different risks, as discussed in the Registration Statement, we believe that their overall risk profiles are not substantially different.

Interest rate risk.  The Funds both invest primarily in fixed-income securities and generally, when interest rates go up, the value of fixed-income securities goes down.  Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities.  Because the Acquiring Fund’s average duration, of between one and three years, is longer than the Target Fund’s average duration, of between six months and one year, the value of the Acquiring Fund’s shares may be subject to greater price volatility than the value of the Target Fund’s shares.   To the extent the Acquiring Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

Credit risk.  Both Funds are subject to the risk that a bond issuer may be unable to pay the interest or principal when due.  If an issuer defaults, a Fund may lose money.  This risk is particularly high for high-yield bonds, which is a principal investment strategy for the Acquiring Fund.  Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness also may affect the value of a bond.

Liquidity risk.  The Funds’ investments in fixed-income securities may become more difficult to sell at or near their perceived value when there is little or no active trading market for such securities.  An inability to sell a portfolio position can adversely a Fund’s value or prevent a Fund from being able to take advantage of other  investment opportunities.  Liquidity risk also includes the risk that the Funds will experience significant net redemptions of their shares at a time when the Funds cannot willing buyers for portfolio securities or can only sell portfolio securities at a material loss.  To meet redemption requests, the Funds may be forced to sell other securities or instruments that are more liquid, but at an unfavorable time and conditions.

Prepayment and call risk.  To the extent certain bonds are paid off by the issuer more quickly than anticipated, the Funds may be required to invest the proceeds in securities with lower yields.

Mortgage-backed and asset-backed securities risks.  The Funds’ investments in mortgage-backed and asset-backed securities generally are subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk.  Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid off by the issuer more slowly than anticipated.  This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment.  Investments in mortgage-backed securities also may expose the Funds to subprime loans, as well as to the mortgage and credit markets generally.  The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

High-yield bonds risk.  The Acquiring Fund’s investment in high-yield bonds subjects the Fund to substantial risk of loss due to issuer default, decline in market value due to adverse economic and business developments, or sensitivity to changing interest rates.

Foreign securities risk.  The Acquiring Fund’s investment in foreign securities may be more volatile, harder to price and less liquid than a similar investment in U.S. securities.  The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

For further information about the principal risks of investing in the Funds, see “Comparison of Investment Objectives, Principal Strategies, Policies and Principal Risks” below.

What are the general tax consequences of the Transaction?

The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes (although there can be no assurance that the Internal Revenue Service (“IRS”) will adopt a similar position). This means that the shareholders of the Target Fund should not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares in the Target Fund for shares of the Acquiring Fund pursuant to the Transaction.  Prior to the closing of the Transaction, the Target Fund will distribute to its shareholders, in one or more taxable distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed  for taxable years ending on or prior to the date of closing of the Transaction.  You should consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances.   You should also consult your tax advisor about the state and local tax consequences of the Transaction, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Transaction only.

For more detailed information about the federal income tax consequences of the Transaction, see “Information about the Transaction and the Plan – What are the tax consequences of the Transaction?”

Who manages the Funds?

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1000 Continental Drive, Suite 400, King of Prussia, PA 19406, manages the investment of each Fund’s assets and supervises the daily business affairs of the Funds.  Subject to the supervision of the Board, NFA also determines the allocation of each Fund’s assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers.  NFA was organized in 1999 as an investment adviser for mutual funds.  NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”). As of [April 30, 2014], NFA managed in the aggregate approximately $[34.6] billion in assets in various investment company accounts.

Subject to the supervision of NFA and the Board, one or more subadvisers will manage all or a portion of each Fund’s assets in accordance with each Fund’s investment objectives and strategies. With regard to the portion of a Fund’s assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

HighMark Capital Management, Inc. (“HighMark”) is the subadviser for both Funds and is located at 350 California Street, Suite 1600, San Francisco, CA 94104.  HighMark is registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”) and is organized as a California corporation. HighMark is a subsidiary of MUFG Union Bank, N.A., which is a subsidiary of MUFG Americas Holdings Corporation. MUFG Americas Holdings Corporation is wholly owned by The Bank of Tokyo—Mitsubishi UFJ, Ltd. (BTMU). BTMU is in turn a wholly owned subsidiary of Mitsubishi UFJ Financial Group, Inc.  As of [April 30, 2014], HighMark had approximately $[18.2] billion in assets under management. HighMark (and its predecessors) have been providing investment management services to individuals, institutions and large corporations since 1919.

E. Jack Montgomery is responsible for the day-to-day management of the Funds.  Jeffrey Klein, Gregory Lugosi and David Wines support Mr. Montgomery in the day-to-day management of the Funds.

Mr. Montgomery earned a bachelor’s degree in Finance from the University of Oklahoma and an MBA in Finance from the University of Oregon at Eugene. Mr. Montgomery is Vice President and Director of Fixed-Income of HighMark and has been associated with HighMark and its predecessors since 1994.

Mr. Klein, CFA, is Vice President and Fixed-Income Funds Manager of HighMark and has been associated with HighMark since 2010. Prior to 2010, Mr. Klein was Senior Portfolio Manager of Bishop Street Capital Management from 2009 to 2010; Managing Director, Co-Head U.S. Fixed Income and Head of U.S. Credit Management of Halbis Capital Management from 2005 to 2007; and Portfolio Manager of Dodge & Cox from 1992 to 2004. Mr. Klein earned a Bachelor of Arts in Political Science with a minor in English Literature from Columbia University.

Mr. Lugosi is Vice President and Fixed-Income Funds Manager of HighMark and has been associated with HighMark and its predecessors since 1991. Mr. Lugosi earned a Bachelor of Arts in Business Administration from Woodbury University.

Mr. Wines, CFA, is Senior Vice President and Chief Fixed Income Officer of HighMark and has been associated with HighMark since 2004. Prior to joining HighMark, Mr. Wines was the Director of Investment Strategies at AssetMark Investment Services. Mr. Wines earned a Bachelor of Science in Finance from the University of Oregon and a Master of Business Administration in Management from Golden Gate University.

The SAI for the Target Fund, dated March 1, 2014, and the SAI for the Acquiring Fund, dated November 29, 2013, provide additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.  For information on how to obtain a copy of the SAI for the Funds, please see the section entitled, “More Information about the Funds.”

What are the fees and expenses of each Fund and what might they be after the Transaction?

The following tables describe the fees and expenses that you may pay when buying and holding shares of the Funds, depending on the share class you hold, followed by those estimated to be charged with respect to the corresponding class of shares of the Acquiring Fund after the Transaction.  The operating expenses shown for the Target Fund are based on expenses incurred during the Fund’s most recent fiscal year ended October 31, 2013, as restated to reflect current fees.  The operating expenses shown for the Acquiring Fund are based on expenses incurred during the Fund’s most recent fiscal year ended July 31, 2013.  As noted above, in conjunction with the Transaction, the Short Duration Bond Fund will be reorganized into the Acquiring Fund on or before the Closing Date.  Accordingly, the pro forma expenses shown below reflect the assets of the Acquiring Fund following the Transaction and the Short Duration Bond Fund Reorganization.

FEE TABLES FOR THE FUNDS

Class A Shares
	Actual		Pro forma
	Target Fund– Class A	Acquiring Fund – Class A	Acquiring Fund - Class A After Transaction with Target Fund and Short Duration Bond Fund
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	2.25%	2.25%	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.18%	0.46%	0.17%
Total Annual Fund Operating Expenses	0.78%	1.06%	0.77%
Fee Waiver/Expense Reimbursement	(0.02)%1	(0.30)% 2	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.76%	0.76%	0.76%

Class R Shares
	Actual		Pro forma
	Target Fund– Class R	Acquiring Fund – Class A	Acquiring Fund - Class A After Transaction with Target Fund and Short Duration Bond Fund
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	2.25%	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.50%	0.25%	0.25%
Other Expenses	0.37%	0.46%	0.17%
Total Annual Fund Operating Expenses	1.22%	1.06%	0.77%
Fee Waiver/Expense Reimbursement	(0.02)% 1	(0.30)% 2	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.20%	0.76%	0.76%

Institutional Class Shares
	Actual		Pro forma
	Target Fund– Institutional	Acquiring Fund – Institutional	Acquiring Fund - Institutional After Transaction with Target Fund and Short Duration Bond Fund
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.12%	0.21%	0.09%
Total Annual Fund Operating Expenses	0.47%	0.56%	0.44%
Fee Waiver/Expense Reimbursement	(0.02)% 1	(0.11)% 2	None
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.45%	0.45%	0.44%

Institutional Service Class Shares
	Actual		Pro forma
	Target Fund– Institutional Service	Acquiring Fund – Institutional Service	Acquiring Fund – Institutional Service After Transaction with Target Fund and Short Duration Bond Fund
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.18%	0.46%	0.12%
Total Annual Fund Operating Expenses	0.53%	0.81%	0.47%
Fee Waiver/Expense Reimbursement	(0.02)% 1	(0.30)% 2	None
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.51%	0.51%	0.47%
1           The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.45% until at least February 28, 2015. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses.

2           The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.76% for Class A shares, 0.45% for Institutional Class shares, and 0.51% for Institutional Service Class shares until at least November 30, 2016. Under the expense limitation agreement, the level to which operating expenses are limited excludes any taxes, interest, brokerage commissions, acquired fund fees and expenses, short-sale dividend expenses, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses.

Examples

These Examples are intended to help you compare the costs of investing in Target Fund shares with the cost of investing in Acquiring Fund shares of the comparable class, both before and after the Transaction.  The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods.  The Examples assume a 5% return each year and no change in expenses.  Although your actual costs may be higher or lower, based on these assumptions, the costs would be:

Class A
	1 Year	3 Years	5 Years	10 Years
Target Fund – Class A shares	$301	$467	$647	$1,167
Target Fund – Class R shares	122	385	668	1,476
Acquiring Fund – Class A shares	301	525	768	1,464
Pro forma Acquiring Fund – Class A shares (after the Transaction with Target Fund and Short Duration Bond Fund)	301	464	642	1,157

Institutional Class
	1 Year	3 Years	5 Years	10 Years
Target Fund – Institutional Class shares	$46	$149	$261	$590
Acquiring Fund – Institutional Class shares	46	168	302	691
Pro forma Acquiring Fund – Institutional Class shares (after the Transaction with Target Fund and Short Duration Bond Fund)	45	141	246	555

Institutional Service Class
	1 Year	3 Years	5 Years	10 Years
Target Fund – Institutional Service Class shares	$52	$168	$294	$663
Acquiring Fund – Institutional Service Class Shares	52	229	420	974
Pro forma Acquiring Fund – Institutional Service Class shares (after the Transaction with Target Fund and Short Duration Bond Fund)	48	151	263	591

These are just examples.  They do not represent past or future expenses or returns.  Each Fund pays its own operating expenses.  The effects of these expenses are reflected in the net asset value and are not directly charged to your account.  The expenses of each of the Funds comprise expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular series of the Trust that are allocated among the various series of the Trust.

How do the performance records of the Funds compare?

As described under the section “Reasons for the Transaction,” the Board considered a number of factors when reviewing the Plan and considering the Transaction.  The performance history of the Target Fund compared to the Acquiring Fund, as of March 31, 2014, was among the factors that the Board considered.

The performance history of the Target Fund and Acquiring Fund, as of December 31, 2013, is shown below:

	Average Annual Total Returns
	1 Year	5 Years	10 Years or Since Inception*
Target Fund – Class A shares	-2.24%	0.28%	1.57%
Target Fund – Class R shares	-0.17%	0.51%	1.60%
Acquiring Fund – Class A shares	-2.10%	2.25%	2.53%

Target Fund – Institutional Class shares	0.34%	1.08%	2.12%
Acquiring Fund – Institutional Class shares	0.40%	3.00%	3.07%

Target Fund – Institutional Service Class shares	0.33%	0.91%	1.96%
Acquiring Fund – Institutional Service Class shares	0.39%	2.99%	3.07%

Performance Benchmark for Target Fund
BofA Merrill Lynch 6-Month T-Bill Index1	0.18%	0.31%	1.97%
BofA Merrill Lynch 1-Year T-Bill Index2	0.26%	0.54%	2.07%
Composite of 50% BofA Merrill Lynch 6-Month T-Bill Index/50% BofA Merrill Lynch 1-Year T-Bill Index	0.22%	0.42%	2.02%
Performance Benchmark for Acquiring Fund
Barclays 1-3 Year U.S. Government/Credit Bond Index3	0.64%	2.02%	2.91%

1
The BofA Merrill Lynch 6-Month T-Bill Index measures the performance of Treasury bills with time to maturity of less than 6 months.  The Index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower.  Individuals cannot invest directly in an index.

2
The BofA Merrill Lynch 1-Year T-Bill Index is an unmanaged index tracking U.S. government securities.  The Index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower.  Individuals cannot invest directly in an index.

3
The Barclays 1-3 Year U.S. Government/Credit Bond Index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities of between one and three years and are publicly issued..  Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

*Class A and Institutional Service Class shares of the Acquiring Fund commenced operations on November 2, 2004.

In addition, the performance history of the Target Fund and Acquiring Fund, as of April 30, 2014, is shown below:

	Average Annual Total Returns
	1 Year	5 Years	10 Years or Since Inception*
Target Fund – Class A shares	-2.17%	0.04%	1.60%
Target Fund – Class R shares	-0.12%	0.26%	1.62%
Acquiring Fund – Class A shares	-1.90%	1.81%	2.50%

Target Fund – Institutional Class shares	0.53%	0.81%	2.14%
Acquiring Fund – Institutional Class shares	0.62%	2.56%	3.03%

Target Fund – Institutional Service Class shares	0.40%	0.65%	1.97%
Acquiring Fund – Institutional Service Class shares	0.60%	2.55%	3.03%

Performance Benchmark for Target Fund
BofA Merrill Lynch 6-Month T-Bill Index1	0.17%	0.28%	1.94%
BofA Merrill Lynch 1-Year T-Bill Index2	0.28%	0.38%	0.94%
Composite of 50% BofA Merrill Lynch 6-Month T-Bill Index/50% BofA Merrill Lynch 1-Year T-Bill Index	0.22%	0.40%	2.00%
Performance Benchmark for Acquiring Fund
Barclays 1-3 Year U.S. Government/Credit Bond Index3	0.69%	1.87%	2.93%

1
The BofA Merrill Lynch 6-Month T-Bill Index measures the performance of Treasury bills with time to maturity of less than 6 months.  The Index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower.  Individuals cannot invest directly in an index.

2
The BofA Merrill Lynch 1-Year T-Bill Index is an unmanaged index tracking U.S. government securities.  The Index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower.  Individuals cannot invest directly in an index.

3
The Barclays 1-3 Year U.S. Government/Credit Bond Index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities of between one and three years and are publicly issued..  Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

*Class A and Institutional Service Class shares of the Acquiring Fund commenced operations on November 2, 2004.

Where can I find more financial information about the Funds?

The Target Fund’s and Acquiring Fund’s Annual Reports contain a discussion of each Fund’s performance during their fiscal years ending October 31, 2013, and July 31, 2013, respectively, and show per share information for each of the previous five fiscal years.  The Acquiring Fund’s Annual Report for the fiscal year ending July 31, 2014, will be available on or about September 30, 2014.  These documents, and each Fund’s most recent Semiannual Report (April 30, 2014, for the Target Fund, and January 31, 2014, for the Acquiring Fund), are available upon request.  (See “More Information about the Funds”).

What are other key features of the Funds?

Investment Advisory Fees.  NFA is the investment adviser of each Fund.  NFA has entered into separate investment advisory agreements relating to each Fund.  The investment advisory fees for the Funds are:

Fund	Investment Advisory Fee
Target Fund Acquiring Fund
0.35% on assets up to $500 million
0.34% for assets of $500 million up to $1 billion
0.325% for assets of $1 billion up to $3 billion
0.30% for assets of $3 billion up to $5 billion
0.285% for assets of $5 billion up to $10 billion
0.275% for assets of $10 billion and more

As of [April 30, 2014], neither Fund achieved sufficient asset size to qualify for any of the investment advisory fee breakpoints detailed in the above chart.  NFA has contracted to waive the portion, if any, of the annual investment advisory fees payable by the Target Fund and the Acquiring Fund and to pay certain expenses of the Target Fund and the Acquiring Fund for the period through February 28, 2015, and November 30, 2016, respectively, to the extent necessary to limit the total operating expenses of the appropriate class of each Fund to the levels described in the Fee Tables beginning on page [6].

NFA pays a subadvisory fee to each subadviser based upon the investment advisory fee NFA receives.

Distribution Services.  Nationwide Fund Distributors LLC (“NFD” or the “Distributor”), 1000 Continental Drive, Suite 400, King of Prussia, PA 19406, serves as principal underwriter for both Funds in the continuous distribution of their shares pursuant to an Underwriting Agreement dated May 1, 2007.  In its capacity as principal underwriter, NFD solicits orders for the sale of shares, advertises and pays the costs of distribution, advertising, office space and the personnel involved in such activities.  NFD receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the sales charge and 12b-1 fee, if any, imposed upon the sale of shares of each Fund.  The Underwriting Agreement with the Trust covers both Funds.

Rule 12b-1 Plans.  The Trust has adopted a distribution plan under Rule 12b-1 (the “Rule 12b-1 Plan”) of the Investment Company Act of 1940 (the “1940 Act”) for each Fund’s Class A shares, as well as the Class R shares of the Target Fund.  The Rule 12b-1 Plan permits each Fund to compensate NFD, as each Fund’s principal underwriter, for expenses associated with the distribution of Class A shares of the Funds and Class R shares of the Target Fund. Although actual distribution expenses may be more or less, Class A and Class R shares pay NFD an annual fee under the Distribution Plan an amount that will not exceed 0.25% and 0.50%, respectively.  The Rule 12b-1 Plan applies to both Funds.

Purchase, Exchange and Redemption Procedures.  Generally, there are no differences between each Fund’s procedures with regard to the purchase, exchange and redemption of Fund shares.  You may refer to the prospectus for the Funds under the section entitled “Investing with Nationwide Funds” for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges and redemptions of each Fund’s shares.  In summary, the purchase, exchange, and redemption price of each share of the Funds is its net asset value next determined after the order is received in good order by the Fund or its agent.  Shares may be redeemed or exchanged at any time, subject to certain restrictions.

Dividends, Distributions and Taxes. Generally, there are no differences between each Fund’s procedures with regard to dividends, distributions and taxes.  You may refer to the prospectus for the Funds under the section entitled “Distributions and Taxes.”  In summary, substantially all of each Fund’s net investment income, if any, is declared daily and paid as a dividend each month.  Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually.  All income and capital gain distributors are automatically reinvested in shares of the applicable Fund.  You may request in writing a payment in cash.

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES, POLICIES AND PRINCIPAL RISKS

This section describes the investment objectives, principal strategies and the key investment policies of the Funds, and certain noteworthy differences between such objectives, principal strategies and policies, as well as the principal risks associated with such objectives, principal strategies and policies.  For a complete description of the Acquiring Fund’s principal strategies, policies and principal risks, you should read the Acquiring Fund Prospectus, which is included with this Proxy Statement/Prospectus.

Are there any significant differences between the investment objectives of the Target Fund compared to the Acquiring Fund?

The Target Fund seeks a high level of current income while preserving capital and minimizing fluctuations in share value while the Acquiring Fund seeks total return through investments in fixed-income securities.  The Target Fund’s and Acquiring Fund’s investment objectives are non-fundamental and may be changed by the Board without shareholder approval upon 60 days’ written notice to shareholders.

Are there any significant differences between the principal strategies and policies of the Target  Fund compared to the Acquiring Fund?

The principal strategies of the two Funds are similar in most respects, but differ in a couple of respects.  Both Funds invest primarily in short-term investment-grade bonds.  Unlike the Target Fund, however, the Acquiring Fund may invest up to 10 percent of its assets in high-yield bonds.  The Acquiring Fund may also invest in corporate debt securities issued by foreign companies, while the Target Fund does not invest in foreign securities as a principal investment strategy.  In addition, although both Funds invest in short-term bonds, the Target Fund maintains an average portfolio duration (between six months and one year) that is shorter than the average portfolio duration maintained by the Acquiring Fund (between one and three years).  Bond prices generally increase when interest rates decline, and decrease when interest rates increase.  Prices of longer-term bonds generally change more in response to interest rate changes than prices of shorter term bonds.  Duration is a measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors.  Bonds with longer durations often offer higher interest payments, but they also have higher risk and volatility.  Consequently, although the Acquiring Fund may be able to offer a higher yield than the Target Fund, the Acquiring Fund, with a longer average portfolio duration, is subject to greater risk of loss of investment value than is the Target Fund.

Target Fund

Under normal circumstances, the Fund invests primarily in investment grade corporate bonds, U.S. government securities, and mortgage-backed and asset-backed securities. These securities may pay interest on either a fixed-rate or variable-rate basis. In choosing securities, the Fund’s subadviser attempts to identify securities that, in its opinion, offer the best combination of yield, maturity and relative price performance, based on anticipated changes in interest rates and the price relationships among various types of fixed-income securities. The Fund is managed so that its duration will be between six months and one year, and will not exceed two years. The Fund’s subadviser may sell securities in order to buy others that it believes will better serve the Fund’s objective.

The Target Fund is classified as “diversified” under applicable federal law and will not concentrate its investments in any one industry.

Acquiring Fund

The Fund invests primarily in bonds (or fixed-income securities) which include:

▪	U.S. government securities;

▪	Corporate debt securities issued by U.S. or foreign companies that are in the four highest rating categories of nationally recognized rating agencies such as Moody’s or S&P (“investment grade”);

▪	Investment-grade fixed-income securities backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities; and

▪
Investment-grade fixed-income securities backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities. The Fund will maintain an average duration of between one and three years.

The Fund also may invest up to 10% of its assets in issues which are rated below Baa3 by Moody’s and/or BBB- by S&P, but have a minimum rating of B3 by Moody’s and/or B- by S&P at the time of investment (high-yield bonds, or “junk bonds”). In addition to these, the Fund may invest in other types of debt securities.

The subadviser considers several factors when selecting securities for the Fund’s portfolio, including:

▪	An assessment of the future level of interest rates and inflation;

▪	Expectations for U.S. and global economic growth;

▪	Relative yields among securities in various market sectors; and

▪	The yield to maturity, quality, liquidity and capital appreciation potential of individual securities.

The subadviser also considers the current state of a fixed-income security issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer’s credit rating. The subadviser may continue to hold a fixed-income security that has been downgraded if it believes it is in the best interest of the Fund’s shareholders. The subadviser may sell a security if, among other reasons, the credit quality of the security deteriorates significantly or if a better relative value can be obtained from another security.

The Acquiring Fund is classified as “diversified” under applicable federal law and will not concentrate its investments in any one industry.

How do the fundamental investment restrictions of the Target Fund differ from the Acquiring Fund?

The Funds have adopted substantially similar fundamental investment restrictions.  In fact, the fundamental restrictions for both Funds are identical except with respect to the fundamental investment restriction regarding the Funds’ concentration of investments.  Each Fund’s respective fundamental restriction is set forth below:

The Target Fund

May not purchase the securities of any issuer if, as a result, 25% or more (taken at current value) of the Fund’s total assets would be invested in the securities of issuers, the principal activities of which are in the same industry; provided, that in replicating the weightings of a particular industry in its target index, a Fund may invest more than 25% of its total assets in securities of issuers in that industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities and obligations issued by state, county or municipal governments. The following industries are considered separate industries for purposes of this investment restriction: electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities, captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer finance and other finance.

The Acquiring Fund

May not purchase the securities of any issuer if, as a result, 25% or more (taken at current value) of the Fund’s total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities. The following industries are considered separate industries for purposes of this investment restriction: electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities, captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer finance and other finance.

Neither Fund may change any of its fundamental investment restrictions without a prior Majority Vote of its shareholders (as defined below).  The Acquiring Fund’s fundamental investment restrictions are listed in the Acquiring Fund’s Statement of Additional Information dated November 29, 2013 (1933 Act File No. 333-40455), which is incorporated by reference into the Statement of Additional Information relating to this Proxy Statement/Prospectus and is available upon request.

What are the principal risk factors associated with investments in the Funds?

Like all investments, an investment in either of the Funds involves risk.  There is no assurance that the Funds will meet their investment objectives.  A Fund’s ability to achieve its objective will depend, among other things, on the portfolio managers’ analytical and portfolio management skills.  If the value of the Fund’s investments goes down, you may lose money.

Investments in the Funds, as indicated below, are subject to the following principal risks:

Interest rate risk (Target Fund and Acquiring Fund) – generally, when interest rates go up, the value of fixed-income securities goes down.  Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities.  To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

Credit risk (Target Fund and Acquiring Fund) –  a bond issuer may be unable to pay the interest or principal when due.  If an issuer defaults, a Fund may lose money.  This risk is particularly high for high-yield bonds, which is a principal investment for the Acquiring Fund.  Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness also may affect the value of a bond.

Liquidity risk (Target Fund and Acquiring Fund) – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at an unfavorable time and conditions.

Prepayment and call risk (Target Fund and Acquiring Fund) – certain bonds will be paid off by the issuer more quickly than anticipated.  If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Mortgage-backed and asset-backed securities risks (Target Fund and Acquiring Fund) – these securities generally are subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid off by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment. Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

High-yield bonds risk (Acquiring Fund) – investing in high-yield bonds and other lower-rated bonds will subject the Fund to substantial risk of loss due to issuer default, decline in market value due to adverse economic and business developments, or sensitivity to changing interest rates.

Foreign securities risk (Acquiring Fund) –  foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

REASONS FOR THE TRANSACTION

NFA discussed the proposed reorganization of the Target Fund into the Acquiring Fund with the Fund’s’ Board at the Board’s June 2014 meeting. NFA advised the Board that the Transaction offers Target Fund shareholders the opportunity to participate in a larger combined fund with a similar investment objective and similar investment policies and strategies as the Target Fund that is anticipated to have the potential for lower expenses as the result of fixed expenses being spread over the combined fund’s larger asset base.  NFA informed the Board that the Transaction, in conjunction with the merger of the Short Duration Bond Fund into the Acquiring Fund, would result in the consolidation of assets into the Acquiring Fund, which would be able to operate more efficiently without increasing expenses to shareholders.

NFA also advised the Board of the anticipated future inability of the Target Fund to achieve satisfactory asset growth and that the Transaction would eliminate product redundancy and offer a single fund that would operate more efficiently with potentially reduced operating expenses due to economies of scale.  Specifically, while the Target Fund had approximately $190 million in assets as of March 31, 2014, nearly 93 percent ($176 million) represented investments held by the ID Funds.  According to NFA, the impact of low interest rates on high-grade credits with very short durations has made it very difficult for the Target Fund to generate other than negligible yields.  For this reason, as the adviser to the ID Funds, NFA has begun to redeem all of the shares of the Target Fund held by the ID Funds, and reinvest the proceeds in the Acquiring Fund.  NFA believes that doing so is in the best interests of the ID Funds’ shareholders, since the Acquiring Fund is more likely to provide the ID Funds with higher risk-adjusted returns.  Following these redemptions, approximately $14 million will remain in the Target Fund.  In view of the Target Fund’s small remaining asset size and inability to generate substantial yields in the current interest rate climate, NFA does not believe that the Target Fund can be marketed successfully to gather meaningful new assets that would enable it to operate efficiently and in the best interests of its remaining shareholders.  Merging the Target Fund into the Acquiring Fund will provide the Target Fund’s shareholders with a similar, short-duration investment-grade bond product, managed by the same portfolio management team, but with the potential for higher yields and reduced operating expenses.  In addition, following the Transaction, the Acquiring Fund, as the surviving fund, would be clearly identified as the Trust’s short-term, investment-grade bond solution, marketed with its own performance record, increased assets and reduced operating expenses.  Positioned as such, NFA believes that the Acquiring Fund can accelerate its inflow of new assets to the benefit of all shareholders.

The Board, including all of the Trustees who are not “interested persons” (as defined in the 1940 Act) (the “Independent Trustees”) of the Funds, has determined that the Transaction would be in the best interests of each Fund and that the interests of existing shareholders of each Fund would not be diluted as a result of effecting the Transaction. The Board has unanimously approved the Transaction and has recommended its approval by shareholders of the Target Fund.

The Board, including the Independent Trustees, of the Target Fund considered the following matters, among others, in unanimously approving the Transaction:

1.The similarities of the Target Fund’s and Acquiring Fund’s investment objective, principal strategies, policies, restrictions and principal risks;
2.The absolute and relative investment performance of the Funds as of March 31, 2014;
3.The relative risks of investing in each Fund;
4.The potential greater prospects of the larger combined fund for asset growth over time;
5.That each share class of the Acquiring Fund has the same or a lower expense ratio (on a gross and net basis) than the corresponding share class of the Target Fund, and that the combined fund is anticipated to have the same or lower expense ratios (on a gross and net basis) than the Target Fund after the Transaction;

6.The anticipated federal income tax consequences of the Transaction with respect to each Fund and its shareholders;
7.That the Target Fund and the Acquiring Fund are managed by the same portfolio management team, pursuant to similar strategies, and that the combined fund will continue to be managed by same portfolio management team, pursuant to the Acquiring Fund’s current strategy, after the Transaction;

8.The agreement by NFA to bear the costs (excluding brokerage costs, if any) related to the Transaction, including the costs associated with the solicitation of proxies;
9.The potential alternatives to the reorganization, including liquidation of the Target Fund through the sale of the Fund’s portfolio securities and distribution of the cash to its shareholders; and
10.That the reorganization will not result in dilution of the interests of shareholders of either Fund.

NFA advised the Board that the shareholders of the Acquiring Fund will benefit because of expense cap reductions agreed to by NFA in connection with the Transaction and may benefit from the Transaction as a result of the increase in size of the combined fund.  The Board considered that the Transaction presents an opportunity for the Acquiring Fund to acquire investment assets without the need to pay brokerage commissions or other transaction costs that are normally associated with the purchase of securities.

Based on its review and NFA’s recommendation, the Board has unanimously approved the Proposal.

FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES OF NATIONWIDE MUTUAL FUNDS, ON BEHALF OF THE TARGET FUND, UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL.

If the shareholders of the Target Fund do not approve the Plan, the Board may consider other possible courses of action for the Target Fund, including liquidation and dissolution.

INFORMATION ABOUT THE TRANSACTION AND THE PLAN

This is only a summary of the Plan and is qualified in its entirety by the Plan.  You should read the actual Plan relating to the Transaction, which is attached as Exhibit A to this Proxy Statement/Prospectus and is incorporated herein by reference.

How will the Transaction be carried out?

If the shareholders of the Target Fund approve the Plan, the Transaction will take place after the parties to the Plan satisfy various conditions.

If the shareholders of the Target Fund approve the Plan, the Target Fund will deliver to the Acquiring Fund all of its respective assets on the Closing Date.  In exchange, the Trust, on behalf of the Target Fund, will receive the Acquiring Fund’s shares to be distributed pro rata to the Target Fund’s shareholders.  The value of the assets to be delivered to the Acquiring Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange, Inc. (“NYSE”) (normally 4:00 p.m., Eastern time) on the last business day prior to the Closing Date.

If the Transaction is approved, the stock transfer books of the Target Fund will be permanently closed as of the close of business of the NYSE on the business day before the Closing Date.  The Target Fund will accept requests for redemption only if received in proper form before that time.  Requests received after that time will be considered requests to redeem shares of the Acquiring Fund.

To the extent permitted by law, the Plan may be amended without shareholder approval at the direction of the Board.  The Board also may agree to terminate and abandon the Transaction at any time before or after the approval of shareholders of the Target Fund or may terminate and abandon the Transaction if certain conditions required under the Plan have not been satisfied.

Who will pay the expenses of the Transaction?

The expenses related to the Transaction (excluding brokerage costs, if any), including the costs associated with the solicitation of proxies, will be paid by NFA.  Brokerage costs, if any, following the merger will be paid by the Acquiring Fund, which ultimately are paid by all shareholders of the Acquiring Fund.

What are the tax consequences of the Transaction?

The following is a general summary of the material federal income tax consequences of the Transaction and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS  and published judicial decisions, all of which are subject to change.  These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account.

The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code.  Based on certain assumptions and customary representations to be made on behalf of the Target Fund and Acquiring Fund, Stradley Ronon Stevens & Young, LLP (the Trust’s legal counsel) will, as a condition to the closing of the Transaction, provide a legal opinion to the effect that, for federal income tax purposes, (i) shareholders of the Target Fund should not recognize any gain or loss as a result of the exchange of their shares of the Target Fund for shares of the Acquiring Fund, (ii) the Acquiring Fund should not recognize any gain or loss upon receipt by the Acquiring Fund of the Target Fund’s assets, (iii) the Target Fund should not recognize any gain or loss upon the transfer of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund or upon the distribution of those Acquiring Fund shares to the shareholders of the Target Fund, (iv) the basis of the assets of the Target Fund received by the Acquiring Fund should be the same as the basis of those assets in the hands of the Target Fund immediately prior to the Transaction, and the Acquiring Fund’s holding period in such assets should include the period during which such assets were held by the Target Fund and (v) the holding period and aggregate tax basis of the Acquiring Fund shares that are received by a Target Fund shareholder should be the same as the holding period and aggregate tax basis of the shares of the Target Fund previously held by such shareholder. Such opinion of counsel may state that no opinion is expressed as to the effect of the Transaction on the Funds or any shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes on the termination or transfer thereof under a mark-to-market system of accounting.

Opinions of counsel are not binding upon the IRS or the courts.  If the Transaction is consummated but does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its the Target Fund Shares and the fair market value of the Acquiring Fund Shares it received.  The failure of the Short Duration Bond Fund Reorganization to qualify as a tax-free reorganization would not adversely affect the Transaction.

Target Fund Dividend Distribution. Prior to the closing of the Transaction, the Target Fund will distribute to its shareholders, in one or more taxable distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Transaction.

Sale of Assets.  The redemption of all of the shares of the Target Fund held by the ID Funds will result in the sale of a substantial portion of the Target Fund’s portfolio securities.  These sales may result in the realization of capital gains, reduced by any available capital loss carryovers, which would be distributed to shareholders.  The amount of any capital gains that may be realized and distributed to the shareholders of the Target Fund will depend upon a variety of factors, including the Target Fund’s net unrealized appreciation in the value of its portfolio assets at that time and available capital loss carryovers. Because the Target Fund is in a net loss position at April 30, 2014, as reflected in the chart below under “General Limitation on Capital Losses,” it is not anticipated that the sale of a substantial portion of its portfolio securities will result in any material amounts of capital gains to be distributed to shareholders.

General Limitations on Capital Losses.  The tax attributes, including capital loss carryovers, of the Target Fund move to the Acquiring Fund in the Transaction.  Additionally, the tax attributes, including capital loss carryovers, of the Short Duration Bond Fund move to the Acquiring Fund in the Short Duration Bond Fund Reorganization.  The capital loss carryovers of the Target Fund, the Short Duration Bond Fund, and the Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code.  Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-closing.  These limitations are expected to apply to the capital loss carryovers of each Fund. Additionally, the Transaction may result in an earlier expiration of the Target Fund’s capital loss carryovers because the Transaction causes the Target Fund’s tax year to close early in the year of the Transaction.  The redemption of all of the shares of the Target Fund held by the ID Funds is also expected to trigger an ownership change of the Target Fund that could result in its capital loss carryovers being used at a slower rate.  The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use by the Acquiring Fund, post-closing, of the Funds’ capital loss carryovers following the Transaction and Short Duration Bond Fund Reorganization are as follows:

		Target Fund	Short Duration Bond Fund	Acquiring Fund
		as of 4/30/2014	as of 4/30/2014	as of 4/30/2014
Line
1	Capital loss carryovers expiring 2016-2017 (1)	(1,927,671)	(135,829)	0
2	Realized gain (loss) (2)	140,519	187,758	224,004
3	Aggregate capital loss carryovers (L1 + L2)	(1,787,152)	51,929	224,004
4	Unrealized net appreciation (depreciation) in value of investments on a tax basis	96,856	(129,852)	716,482
5	Unrealized appreciation (depreciation) in investments as a percentage of net asset value [L4 / L6]	0.0509%	(0.1666%)	0.3232%
6	Net Asset Value (3)	14,513,319	77,960,230	221,665,426
7	Long-term tax-exempt rate (June 2014)	3.32%	3.32%	3.32%
8	Approximate annual limitation [L6 x L7] (4)	481,842	2,588,280	7,359,292

1.	As of the Target Fund’s and Short Duration Bond Fund’s fiscal year ended October 31, 2013; as of the Acquiring Fund’s fiscal year ended July 31, 2013.

2.
For the six months ended April 30, 2014 for the Target Fund and Short Duration Bond Fund, and the six months ended January 31, 2014, for the Acquiring Fund; calculated using generally accepted accounting principles (GAAP).

3.	The Target Fund’s net asset value is reduced by $176 million to account for the redemptions by the ID Funds.

4.
The limitation will be increased by the amount of any built-in gain, i.e., unrealized appreciation in value of investments, of the Target Fund on the Closing Date, that is recognized in a taxable year.

State and Local Taxes. You should consult your tax advisor about the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

What should I know about shares of the Acquiring Fund?

If the Transaction is approved by the shareholders of the Target Fund, Class A and Class R, Institutional Class and Institutional Service Class shares of the Target Fund will merge with and into Class A, Institutional Class and Institutional Service Class shares, respectively, of the Acquiring Fund.  The different fees and expenses of each Class are provided above in the section “Fee Tables for the Target Fund and Acquiring Fund.”

Full and fractional shares of the Acquiring Fund will be distributed to shareholders of the Target Fund in accordance with the procedures described above.  When issued, each share will be validly issued, fully paid, non-assessable and have full voting rights.  The shares of the Acquiring Fund will be recorded electronically in each shareholder’s account.  The Acquiring Fund will then send a confirmation to each shareholder.  The Acquiring Fund shares to be issued in the Transaction have the same rights and privileges as your shares of the Target Fund.

Like the Target Fund, the Acquiring Fund does not routinely hold annual meetings of shareholders.  The Acquiring Fund may hold special meetings for matters requiring shareholder approval.  A meeting of the Acquiring Fund’s shareholders also may be called at any time by the Chairperson, the President of the Trust, in the absence of the Chairperson, or any Vice President or other authorized officer of the Trust, in the absence of the Chairperson and the President.

What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

The following table sets forth, as of January 31, 2014, the separate capitalizations of the Target Fund, Short Duration Bond Fund, and the Acquiring Fund, and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Transaction and the Short Duration Bond Fund Merger.  The capitalization of the Acquiring Fund is likely to be different if and when the Transaction is actually consummated.

	Target Fund (unaudited)	Acquiring Fund (unaudited)	Short Duration Bond Fund (unaudited)	Pro Forma Adjustments to Capitalization1	Acquiring Fund after Transaction1, 2 (estimated) (unaudited)
Net assets (all classes) Total shares outstanding	233,960,186 26,316,118	201,817,367 20,086,455	86,393,102 8,568,339	- (2,968,514)	522,170,655 52,002,398

Class A net assets Class A shares outstanding Class A net asset value per share	12,811,589 1,440,516 8.89	44,479,262 4,437,331 10.02	41,573,602 4,123,124 10.08	- (135,976) -	98,864,453 9,864,995 10.02

Class R net assets Class R shares outstanding Class R net asset value per share	8,974 1,009 8.89			- (113) -	8,974 896 10.02

Service Class net assets Service Class shares outstanding Service Class net asset value per share			26,931,253 2,671,658 10.08	- 16,092 -	26,931,253 2,687,750 10.02

Class C net assets Class C shares outstanding Class C net asset value per share		22,186,809 2,186,577 10.15	7,339,947 727,352 10.09	- (4,205) -	29,526,756 2,909,724 10.15

Institutional Class net assets Institutional Class shares outstanding Institutional Class net asset value per share	221,129,586 24,873,466 8.89	48,754,895 4,854,622 10.04	10,548,300 1,046,205 10.08	- (2,844,184) -	280,432,781 27,930,109 10.04

Institutional Service Class net assets Institutional Service Class shares outstanding Institutional Service Class net asset value per share	10,037 1,127 8.90	86,396,401 8,607,925 10.04	- (128) -	86,406,438 8,608,924 10.04

1
Reflects the conversion of Target Fund shares for Acquiring Fund shares as a result of the Transaction as well as the conversion of Short Duration Bond Fund shares for Acquiring Fund shares as a result of the Short Duration Bond Fund Reorganization..

2	Assumes the Transaction and the Short Duration Bond Fund Reorganization were consummated on January 31, 2014.

MORE INFORMATION ABOUT THE FUNDS

Fund Administration and Transfer Agency Services. Under the terms of a Joint Fund Administration and Transfer Agency Agreement (the “Joint Administration Agreement”) dated May 1, 2010, Nationwide Fund Management LLC (“NFM”), an indirect wholly owned subsidiary of NFS, provides various administration and accounting services to the Funds and Nationwide Variable Insurance Trust (another trust also advised by NFA), including daily valuation of the Funds’ shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. NFM also serves as transfer agent and dividend disbursing agent for each of the Funds. NFM is located at 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. Under the Joint Administration Agreement, NFM is paid an annual fee for fund administration and transfer agency services based on the sum of the following: (i) the amount payable by NFM to J.P. Morgan Chase Bank, N.A. (“JPMorgan”) under the Sub-Administration Agreement between NFM and JPMorgan (see ”Sub-Administration” below) and (ii) the amount payable by NFM to U.S. Bancorp Fund Services, LLC (“US Bancorp”) under the Sub-Transfer Agent Servicing Agreement between NFM and US Bancorp (see “Sub-Transfer Agency” below); and (iii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust. In addition, the Trust also pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and Trust, including, but not limited to, the cost of pricing services that NMF utilizes.

Custodian.   JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10008, is the Custodian for the Funds and makes all receipts and disbursements under a Custody Agreement.  The Custodian performs no managerial or policy making functions for the Funds.

Additional Information.  More information about the Acquiring Fund or Target Fund (1933 Act File No. 333-40455 for the Acquiring Fund and Target Fund) is incorporated herein by refernce and is considered a part of this Proxy Statement/Prospectus; (ii) the prospectus for the Target Fund dated March 1, 2014, which is incorporated by reference herein; (iii) the Acquiring Fund’s Statement of Additional Information dated November 29, 2013, related to the Acquiring Fund Prospectus and Target Fund’s Statement of Additional Information dated March 1, 2014, related to the Target Fund Prospectus ; (iv) the Statement of Additional Information dated [insert date] (relating to this Proxy Statement/Prospectus), which has been filed with the SEC and  is incorporated by reference herein; (v) the Acquiring Fund’s Annual Report to Shareholders for the year ended July 31, 2013, or Target Fund’s Annual Report to Shareholders for the year ended October 31, 2013, as applicable; and (vi) the Acquiring Fund’s or Target Fund’s Semiannual Report to Shareholders for the period ended January 31, 2014, and April 30, 2014, respectively.  You may request free copies of the Statements of Additional Information (including any supplements), the Annual Reports and/or Semiannual Reports, which have been or will be filed with the SEC, by calling (800) 848-0920 or by writing to the Trust: 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

This Proxy Statement/Prospectus, which constitutes part of a Registration Statement filed by the Acquiring Fund with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in such Registration Statement.  Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Fund and the shares it offers.  Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

Each Fund also files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act.  These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C.  20549 (call 202-551-8090 for hours of operation).  Also, copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates or from the SEC’s Internet site at www.sec.gov.  To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

VOTING INFORMATION

Who is entitled to vote?

Only shareholders of record of the Target Fund as of the close of business on July 8, 2014 (the “Record Date”) will be entitled to vote at the Meeting.  The outstanding shares of the Target Fund entitled to vote as of the Record Date are set forth in the table below:

Fund	Number of Shares Outstanding
Target Fund	[insert]

This Proxy Statement/Prospectus, Notice of Special Meeting, proxy card(s), and voting instruction forms were first mailed to contract owners on or about [insert date].

What vote is necessary to approve the Plan?

Quorum.  With respect to actions to be taken by the shareholders of the Target Fund on the matters described in this Proxy Statement/Prospectus, the presence in person or by proxy of 40% of the outstanding shares entitled to vote on the Proposal at the Meeting shall constitute a quorum for purposes of voting upon the Proposal at the Meeting.  Abstentions and “broker non-votes” (as described below) will be included for purposes of determining whether a quorum is present at the Meeting for a particular matter and will have the same effect as a vote “against” the Proposal.

The rules of the SEC require that the Trust disclose in this Proxy Statement/Prospectus the effect of “broker non-votes.”  Broker non-votes are shares for which a broker holding such shares for a beneficial owner has not received instructions from the beneficial owner so that the broker may not exercise discretionary voting power with respect thereto, although such broker may have been able to vote such shares on other matters at the Meeting for which is has discretionary authority or instructions from the beneficial owner.

Required Vote.  The Proposal must be approved by a “majority of outstanding voting securities” as defined in the 1940 Act, which means the lesser of the vote of (i) 67% or more of the voting securities of the Target Fund that are present at a meeting called for the purpose of voting on such approval or represented by proxy if holders of shares representing more than 50% of the outstanding voting securities of the Target Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Target Fund (“Majority Vote”).

Each share of the Target Fund is entitled to one vote, and each fraction of a share is entitled to a proportionate fractional vote.

Adjournment.  If a quorum is not present at the Meeting, or if a quorum is present but sufficient votes to approve the Proposal are not received, then the persons named as proxies may vote to approve the Proposal for which sufficient votes have been received and may propose one or more adjournments of the Meeting to permit further solicitation of proxies for the Proposal for which sufficient votes have NOT been received; provided, that the persons named as proxies determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders.

How will the shareholder voting be handled?

Only shareholders of record of the Target Fund as of close of business on the Record Date will be entitled to notice of and to vote at the Meeting on the matters described in this Proxy Statement/Prospectus, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold.  If sufficient votes to approve the Proposal are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies.  A majority of the votes cast by shareholders of the Target Fund present in person or by proxy at the Meeting (whether or not sufficient to constitute a Quorum) may adjourn the Meeting with respect to the Target Fund.  The Meeting also may be adjourned by the Chairperson, the President of the Trust, in the absence of the Chairperson, or any Vice President or other authorized offer of the Trust, in the absence of the Chairperson and the President. It is anticipated that the persons named as proxies on the enclosed proxy cards will use the authority granted to them to vote on adjournment in their discretion.

How do I ensure my vote is accurately recorded?

Only shareholders of record at the close of business on the Record Date will be entitled to notice of and to vote at the Meeting.  You may attend the Meeting and vote in person or you may complete, sign, date and return the Proxy Card (or voting instruction form).  If you own shares of the Target Fund on the Record Date, a Proxy Card (or voting instruction form) is included with this Proxy Statement.  You also can provide voting instructions by telephone by calling the toll-free number on the Proxy Card(s) or by going to the Internet address provided on the Proxy Card(s).  Please complete the Proxy Card (or voting instruction form), or if you vote by telephone or over the Internet, please vote on the Proposal as it relates to a Fund.  Your voting instructions must be received by the Trust or its proxy solicitor by the date of the Meeting in order to be counted for the Meeting.  If you are eligible to vote by telephone or through the Internet, instructions are enclosed.

The persons named as proxies on the enclosed form of proxy will vote the shares of the Target Fund at the Meeting in accordance with the timely instructions received from shareholders.  If a duly signed and dated proxy is received that does not specify a choice (for, against, or abstain), the persons named as proxies will consider the proxy’s timely receipt as an instruction to vote FOR the Proposal(s) to which the proxy relates.

May I revoke my proxy?

Shareholders who execute proxies may revoke them at any time before they are voted by filing a written notice of revocation with the Trust, by delivering a duly executed proxy bearing a later date or by attending the Meeting and voting in person.

What other matters will be voted upon at the Meeting?

The Board does not intend to bring any matters before the Meeting with respect to the Target Fund other than those described in this Proxy Statement/Prospectus.  The Board is not aware of any other matters to be brought before the Meeting with respect to the Target Fund by others.  If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of NFA and the Board.

What other solicitations will be made?

This proxy solicitation is being made by the Board for use at the Meeting.  The cost of this proxy solicitation will be paid by NFA as set forth below.  In addition to solicitation by mail, solicitations also may be made by advertisement, telephone, telegram, facsimile transmission or other electronic media, or personal contacts.  The Trust will request broker-dealer firms, custodians, nominees and fiduciaries to forward proxy materials to the beneficial owners of the shares of record.  The Trust may reimburse broker-dealer firms, custodians, nominees and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation.  In addition to solicitations by mail, officers and employees of NFA and their affiliates, without extra pay, may conduct additional solicitations by telephone, telecopy and personal interviews.  The Trust has engaged AST Fund Solutions, LLC (“AST”) to solicit proxies and voting instructions from brokers, banks, and other institutional holders at an anticipated estimated cost of  [$70,000], including out-of-pocket expenses, which will be borne by NFA as described below.  Fees and expenses may be greater depending on the effort necessary to obtain shareholder votes or voting instructions.  The Trust also has agreed to indemnify AST against certain liabilities and expenses, including liabilities under the federal securities laws.  The Trust expects that the solicitations will be primarily by mail, but also may include telephone, telecopy or oral solicitations.

As the Meeting date approaches, certain shareholders of the Target Fund may receive a telephone call from a representative of AST if their votes have not yet been received.  Proxies that are obtained telephonically will be recorded in accordance with the procedures described below.  These procedures are designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases in which a telephonic proxy is solicited, the AST representative is required to ask for each shareholder’s full name and address, or ZIP code, and to confirm that the shareholder has received the proxy materials in the mail.  If the shareholder is a corporation or other entity, the AST representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares.  If the information solicited agrees with the information provided to AST then the AST representative has the responsibility to explain the process, read the Proposal listed on the proxy card and ask for the shareholder’s instructions on the Proposal.  Although the AST representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement/Prospectus.  AST will record the shareholder’s instructions on the card.  Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call AST immediately if his or her instructions are not correctly reflected in the confirmation.  The representative will follow the same procedure when soliciting voting instructions telephonically from Variable Contract owners.

Who will pay the expenses of the Proposal?

The costs of the Proposal (excluding brokerage costs), including the costs associated with the solicitation of proxies in connection with the Meeting, will be paid by NFA.  Brokerage costs will be borne by the Target Fund, or the Acquiring Fund, as applicable, and ultimately, shareholders of each such Fund.

How do I submit a shareholder proposal?

The Trust is not required to, and does not intend to, hold regular annual shareholders’ meetings.  A shareholder wishing to submit a proposal for consideration for inclusion in a proxy statement for the next shareholders’ meeting should send his or her written proposal to the offices of the Trust, directed to the attention of its Secretary, at the address of its principal executive office printed on the first page of this Proxy Statement/Prospectus, so that it is received within a reasonable time before any such meeting.  The inclusion and/or presentation of any such proposal is subject to the applicable requirements of the proxy rules under the Securities Exchange Act of 1934.  Submission of a proposal by a shareholder does not guarantee that the proposal will be included in the Trust’s proxy statement or presented at the meeting.

PRINCIPAL HOLDERS OF SHARES AS OF RECORD DATE

On the Record Date, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding voting shares of the Target Fund, or any class thereof.

To the best knowledge of the Trust, as of the Record Date, no person, except as set forth below, owned of record 5% or more of the outstanding shares of any class of the Target Fund.  Except as noted, the Trust has no knowledge of beneficial ownership.

[INSERT TABLE]

EXHIBITS TO

PROXY STATEMENT/PROSPECTUS

Exhibit

A	Form of Plan of Reorganization for the Target Fund
B	Financial Highlights

EXHIBIT A
FORM OF

PLAN OF REORGANIZATION

This PLAN OF REORGANIZATION (the “Plan”), made as of this _____ day of ______________, 2014 is adopted by Nationwide Mutual Funds (the “Trust”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, on behalf of two of its series, as set forth below:

Nationwide Enhanced Income Fund (the “Acquired Fund”)	Nationwide HighMark Short Term Bond Fund (the “Acquiring Fund”)
Class A	Class A
Class R
Institutional Class	Institutional Class
Institutional Service Class	Institutional Service Class

The reorganization (hereinafter referred to as the “Reorganization”) will consist of: (i) the acquisition by the NMF Trust on behalf of the Acquiring Fund of substantially all of the property, assets and goodwill of the Acquired Fund in exchange solely for the corresponding class of shares of common stock listed in the table above, no par value, of the Acquiring Fund; (ii) the distribution of each class of the Acquiring Fund’s shares to the shareholders of its corresponding class of shares of the Acquired Fund, according to their respective interests, in complete liquidation of the Acquired Fund; and (iii) the liquidation and dissolution of the Acquired Fund as soon as practicable after the closing (as referenced in Section 3 hereof, hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

1.	Sale and Transfer of Assets, Liquidation and Dissolution of the Acquired Fund

(a)           Subject to the terms and conditions of this Plan, the Trust, on behalf of the Acquired Fund, will sell, assign, convey, transfer and deliver to the Acquiring Fund, at the Closing provided for in Section 3, all of the then existing assets of the Acquired Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. (“NYSE”)) (“Close of Business”) on the valuation date (as defined in Section 3 hereof, hereinafter called the “Valuation Date”), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), with respect to privately placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to pay the Acquired Fund’s costs and expenses of carrying out this Plan (including, but not limited to, brokerage commissions, and subject to Section 10 below), which costs and expenses shall be established on the books of the Acquired Fund as liability reserves, (2) to discharge all of the Acquired Fund’s Liabilities (as defined below) on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and (3) to pay such contingent liabilities as the trustees of the Trust shall reasonably deem to exist against the Acquired Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of the Acquired Fund (hereinafter “Net Assets”).  The Acquired Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date.  The Trust shall use commercially reasonable efforts to identify all of the Acquired Fund’s liabilities, debts, obligations and duties of any nature, whether accrued absolute, contingent or otherwise (“Liabilities”), prior to the Valuation Date and shall discharge all such known Liabilities on or prior to the Valuation Date.  To the extent that any Acquired Fund Liabilities are not discharged on or prior to the Valuation Date, the Acquiring Fund shall assume such Liabilities.

(b)           Subject to the terms and conditions of this Plan, the Trust shall deliver to the Acquired Fund the number of shares of each class of the Acquiring Fund determined by dividing the net asset value per share of the corresponding share class of the Acquired Fund as of Close of Business on the Valuation date by the net asset value per share of the corresponding class of the Acquiring Fund as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of the corresponding Acquired Fund shares as of Close of Business on the Valuation Date, provided, however, that the number of each class of shares of the Acquiring Fund to be so issued shall not exceed the number of shares determined by dividing the total net assets of the Acquired Fund, determined as of the Valuation Date, attributable to each class of shares of the Acquired Fund whose shareholders are receiving such shares, by the net asset value per share of corresponding shares of the Acquiring Fund as of the Valuation Date.  Each class of shares of the Acquiring Fund received shall be distributed pro rata to the shareholders of the corresponding shares of the Acquired Fund of record as of the Close of Business on the Valuation Date.

(c)           As soon as practicable following the Closing, the Trust shall dissolve the Acquired Fund and distribute pro rata to the Acquired Fund’s shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the Acquiring Fund received by the Acquired Fund pursuant to this Section 1.  Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the Acquired Fund as of the Close of Business on the Valuation Date.  Fractional shares of beneficial interest of the Acquiring Fund shall be carried to the third decimal place.  No certificates representing shares of beneficial interest of the Acquiring Fund will be issued to shareholders of the Acquired Fund irrespective of whether such shareholders hold their shares in certificated form.

(d)           At the Closing, any outstanding certificate that, prior to Closing, represented shares of beneficial interest of the Acquired Fund, shall be cancelled and shall no longer evidence ownership thereof.

(e)           At the Closing, each shareholder of record of the Acquired Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Acquired Fund that such person had on such Distribution Record Date.

2.	Valuation

(a)           The value of the Acquired Fund’s Net Assets to be acquired by the Acquiring Fund hereunder shall be computed as of the Close of Business on the Valuation Date using the valuation procedures set forth in the Acquired Fund’s currently effective prospectus and statement of additional information.

(b)           The net asset value of a share of beneficial interest of the Acquiring Fund Class A Shares, Acquiring Fund Institutional Class Shares, and Acquiring Fund Institutional Service Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in the Acquiring Fund’s currently effective prospectus and statement of additional information.

(c)           The net asset value of a share of beneficial interest of the Acquired Fund Class A Shares, Acquired Fund Class R Shares, Acquired Fund Institutional Class Shares, and Acquired Fund Institutional Service Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the Acquired Fund’s currently effective prospectus and statement of additional information.

3.	Closing and Valuation Date

The Valuation Date shall be [INSERT DATE] or such later date as the Trust may designate.  The Closing shall take place at the principal office of the Trust, at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, at approximately 9:00 a.m., Eastern time, on the first business day following the Valuation Date.  Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund and the Acquiring Fund is practicable in the judgment of the Trust.  The Trust shall have provided for delivery as of the Closing of those Net Assets of the Acquired Fund to be transferred to the Acquiring Fund’s Custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10008.  Also, the Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of its Acquired Fund Shares, and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief.  The Trust shall issue and deliver a certificate or certificates evidencing the registered shares of the Acquiring Fund to be delivered at the Closing to said transfer agent or provide evidence that such shares of beneficial interest of the Acquiring Fund have been registered in an open account on the books of the Acquiring Fund.

4.	Necessary Findings of Fact by the Trust on behalf of the Acquired Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a)           The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Acquired Fund, without par value.  Each outstanding share of the Acquired Fund is validly issued, fully paid, non-assessable and has full voting rights.

(b)           The financial statements appearing in the Acquired Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2013, and any subsequent financial statements, audited by PricewaterhouseCoopers LLP, and any unaudited financial statements, fairly present the financial position of the Acquired Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

(c)           The books and records of the Acquired Fund, including FASB ASC 740-10-25 (formerly FIN 48) work papers and supporting statements (“FIN 48 Workpapers), made available to the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquired Fund.

(d)           The statement of assets and liabilities to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the Acquired Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(e)           At the Closing, the Trust, on behalf of the Acquired Fund, will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(f)           The Trust has elected to treat the Acquired Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Acquired Fund is a  “fund” as defined in Section 851(g)(2) of the Code, has qualified for treatment as a RIC for each taxable year since its inception, and will so qualify as a RIC as of the Closing, and the consummation of the transaction contemplated by the Plan will not cause the Acquired Fund to fail to qualify as a RIC as  of the Closing. The Acquired Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

(g)           There are no material contracts outstanding to which the Acquired Fund is a party, other than as disclosed in the Acquired Fund’s registration statement on Form N-1A filed with the Securities and Exchange Commission (“Commission”) or the Acquired Fund’s Prospectus.

(h)           The Acquired Fund will declare prior to the Valuation Date and pay before the date of the Closing, a dividend or dividends with a record and ex-dividend date on or prior to such Valuation Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (A) all of the Acquired Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended prior to the date of the Closing and substantially all of such investment company taxable income for the short taxable year beginning on the first day of its current taxable year and ending on the date of the Closing, and (B) all of the Acquired Fund’s net capital gain recognized in its taxable year ended prior to the date of the Closing and substantially all of any such net capital gain recognized in such short taxable year (in each case after reduction for any capital loss carryover).

5.	Necessary Findings of Fact by the Trust on behalf of the Acquiring Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a)           The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Fund.  Each outstanding share of the Acquiring Fund is fully paid, non-assessable and has full voting rights.  The shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable, and have full voting rights.

(b)           At the Closing, each class of shares of beneficial interest of the Acquiring Fund to be issued pursuant to this Plan will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Plan to be consummated.

(c)           The statement of assets and liabilities of the Acquiring Fund to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the net assets of the Acquiring Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(d)           At the Closing, the Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (c) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(e)           The books and records of the Acquiring Fund, including FASB ASC 740-10-25 (formerly FIN 48) work papers and supporting statements (“FIN 48 Workpapers), made available to the Acquired Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Fund.

(f)           The Trust has elected to treat the Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, the Acquiring Fund will be a “fund” as defined in Section 851(g)(2) of the Code, has qualified for treatment as a RIC for each taxable year since its inception, and will so qualify as a RIC as of the Closing, and the consummation of the transaction contemplated by the Plan will not cause the Acquiring Fund to fail to qualify as a RIC from and after the Closing.  The Acquiring Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

(g)           There are no material contracts outstanding to which the Acquiring Fund is a party, other than as disclosed in the Acquiring Fund’s registration statement on Form N-1A filed with the Commission or the Acquiring Fund’s Prospectus.

6.	Necessary Findings of Fact by the Trust on behalf of the Acquired Fund and the Acquiring Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a)           The Trust is a statutory trust created under the laws of the State of Delaware on September 1, 2004, and is validly existing and in good standing under the laws of that state.  The Trust, of which the Acquired Fund and the Acquiring Fund are separate series, is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company.  Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

(b)           The Trust has the necessary trust power and authority to conduct its business and the business of the Acquired Fund and Acquiring Fund as such businesses are now being conducted.

(c)           The Trust is not a party to or obligated under any provision of its Amended and Restated Agreement and Declaration of Trust (“Agreement and Declaration of Trust”), By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.

(d)           The Trust has full trust power and authority to enter into and perform its obligations under this Plan, subject to approval of the Reorganization by the Acquired Fund’s shareholders.  Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Plan have been validly authorized, and this Plan constitutes its legal and valid obligation.

(e)           The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

(f)           Neither the Trust, the Acquired Fund nor the Acquiring Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(g)           There are no legal, administrative or other proceedings or investigations against the Trust, the Acquired Fund or the Acquiring Fund, or, to the Trust’s knowledge, threatened against any of them, that would materially affect their financial condition or their ability to consummate the transactions contemplated by this Plan.  The Trust, the Acquired Fund and the Acquiring Fund are not charged with or, to the Trust’s knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(h)           The Trust has duly filed, on behalf of the Acquired Fund and the Acquiring Fund, as applicable, all Tax (as defined below) returns and reports (including information returns) that are required to have been filed by the Acquired Fund and the Acquiring Fund, respectively, and all such returns and reports accurately state, in all materials respects, the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by the Acquired Fund or the Acquiring Fund, as applicable.  The Trust has, on behalf of each of the Acquired Fund and the Acquiring Fund, paid or made provision and properly accounted for all Taxes (as defined below) shown to be due on such Tax returns and reports or on any actual or proposed deficiency assessments received with respect to the Acquired Fund or the Acquiring Fund.  The amounts established as provisions for Taxes in the books and records of each of the Acquired Fund and the Acquiring Fund as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or will be payable by the Acquired Fund or the Acquiring Fund, as applicable, for all periods or fiscal years (or portions thereof) ending on or before the Close of Business on the Valuation Date.  No Tax return filed by the Trust on behalf of the Acquired Fund or the Acquiring Fund is currently being audited by the Internal Revenue Service or by any state or local taxing authority.  To the knowledge of the Trust, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of either the Acquired Fund or the Acquiring Fund.  As used in this Plan, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto.

(i)           All information provided by the Trust for inclusion in, or transmittal with, the combined proxy statement and prospectus with respect to this Plan pursuant to which approval of the Acquired Fund shareholders will be sought, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

(j)           Except for the approval of the Acquired Fund’s shareholders of the Plan, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Plan, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, or state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

7.	Obligations of the Trust on behalf of the Acquired Fund

(a)           The Trust shall operate the business of the Acquired Fund as presently conducted between the date hereof and the Closing.

(b)           The Trust, on behalf of the Acquired Fund, shall not acquire the shares of beneficial interest of the Acquiring Fund for the purpose of making distributions thereof other than to the Acquired Fund’s shareholders.

(c)           The Trust shall file, by the date of the Closing, all of the Acquired Fund’s federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d)           At the Closing, the Trust shall provide:

(1)           A statement of the respective tax basis of all investments to be transferred by the Acquired Fund to the Acquiring Fund.

(2)           A copy (which may be in electronic form) of the Acquired Fund’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, the backup withholding and nonresident alien withholding certifications, notices or records on file with the Acquired Fund with respect to each shareholder, and such information as the Acquiring Fund may reasonably request concerning Acquired Fund shares or Acquired Fund shareholders in connection with Acquiring Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Department of the Treasury (the “Treasury Regulations”) following the Closing for all of the shareholders of record of the Acquired Fund’s shares as of the Close of Business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

(3)           A copy of any other Tax books and records of the Acquired Fund necessary for purposes of preparing any Tax returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. § 1.6045A-1)) required by law to be filed by the Acquiring Fund after the Closing.

(4)           If requested by the Acquiring Fund, all FASB ASC 740-10-25 (formerly, FIN 48) work papers and supporting statements pertaining to the Acquired Fund.

(e)           The Board of Trustees of the Trust shall call, and the Trust shall hold, a meeting of the Acquired Fund’s shareholders to consider and vote upon this Plan (the “Special Meeting”) and the Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein.  The Trust shall mail to each shareholder of record entitled to vote at the Special Meeting at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined proxy statement and prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations promulgated thereunder.

(f)           At the Closing, the Trust shall provide the statement of the assets and liabilities described in Section 4(d) of this Plan in conformity with the requirements described in such Section.

(g)           The Acquired Fund has made available to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Acquired Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Acquired Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.

(h)           As soon as is reasonably practicable after the Closing, the Acquired Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing.

(i)           The Acquiring Fund shall not take any action or cause any action to be taken (including, without limitation the filing of any tax return) that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

8.           Obligations of the Trust on behalf of the Acquiring Fund

(a)           The shares of beneficial interest of the Acquiring Fund to be issued and delivered to the Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof, other than any rights deemed to have been created pursuant to this Plan.

(b)           The Trust shall operate the business of the Acquiring Fund as presently conducted between the date hereof and the Closing.

(c)           The Trust shall file, by the date of the Closing, all of the Acquiring Fund’s federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

(d)           At the Closing, the Trust shall provide the statement of assets and liabilities described in Section 5(c) of this Plan in conformity with the requirements described in such Section.

(e)           The Trust shall have filed with the Commission a registration statement relating to the shares of beneficial interest of the Acquiring Fund issuable hereunder, and shall have used its best efforts to provide that such registration statement becomes effective as promptly as practicable.  At the time such registration statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  At the time the registration statement becomes effective, at the time of the Acquired Fund’s shareholders’ meeting, and at the Closing, the prospectus and statement of additional information included in the registration statement did not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

(f)           The Acquiring Fund shall not take any action or cause any action to be taken (including, without limitation the filing of any tax return) that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

9.	Conditions Precedent to be Fulfilled by the Trust on behalf of the Acquired Fund and the Acquiring Fund

The consummation of this Plan and the Reorganization hereunder shall be subject to the following respective conditions:

(a)           That (1) all the necessary findings of fact contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the performance of all obligations required by this Plan to be performed by the Trust shall have been performed at or prior to the Closing; and (3) the Trust shall have executed a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

(b)           The Trust shall provide a copy of the resolutions approving this Plan adopted by the Trust’s Board of Trustees, certified by the Secretary or equivalent officer.

(c)           That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the Reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of the Trust, the Acquired Fund or the Acquiring Fund or would prohibit the transactions contemplated hereby.

(d)           That this Plan and the Reorganization and the transactions contemplated hereby shall have been approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

(e)           That the Acquired Fund shall have declared prior to the Valuation Date and paid before the date of the Closing, a dividend or dividends with a record and ex-dividend date on or prior to such Valuation Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (A) all of Acquired Fund’s investment company taxable income for the taxable year ended prior to the date of the Closing and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid), and (B) all of Acquired Fund’s net capital gain recognized in its taxable year ended prior to the date of the Closing and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).

(f)           That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of material adverse effect on the assets and properties of the Acquired Fund or the Acquiring Fund.

(g)           That prior to or at the Closing, the Trust shall receive an opinion from Stradley Ronon Stevens & Young, LLP (“SRSY”) to the effect that, provided the acquisition contemplated hereby is carried out in accordance with the applicable laws of the State of Delaware, the terms of this Plan and in accordance with customary representations provided by the Trust in certificates delivered to SRSY:

(1)           The acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Fund in exchange solely for the Acquiring Fund shares, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Acquired Fund, should qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(2)           No gain or loss should be recognized by the Acquired Fund upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the voting shares of the Acquiring Fund pursuant to Section 361(a) and Section 357(a) of the Code;

(3)           No gain or loss should be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Acquired Fund in exchange solely for the shares of the Acquiring Fund pursuant to Section 1032(a) of the Code;

(4)           No gain or loss should be recognized by the Acquired Fund upon the distribution of the Acquiring Fund shares by the Acquired Fund to its shareholders in complete liquidation pursuant to Section 361(c)(1) of the Code;

(5)           The tax basis of the assets of the Acquired Fund received by the Acquiring Fund should be the same as the tax basis of these assets in the hands of the Acquired Fund immediately prior to the exchange pursuant to Section 362(b) of the Code;

(6)           The holding periods of the assets of the Acquired Fund received by the Acquiring Fund should include the periods during which such assets were held by the Acquired Fund pursuant to Section 1223(2) of the Code;

(7)           No gain or loss should be recognized by the shareholders of the Acquired Fund upon the exchange of their shares in the Acquired Fund solely for the shares (including fractional shares to which they may be entitled) of the Acquiring Fund pursuant to Section 354(a) of the Code;

(8)           The aggregate tax basis of the Acquiring Fund shares to be received by each Acquired Fund shareholder (including fractional shares to which they may be entitled) should be the same as the aggregate tax basis of the shares of the Acquired Fund exchanged therefor pursuant to Section 358(a)(1) of the Code;

(9)           The holding period of the Acquiring Fund shares to be received by each Acquired Fund shareholders (including fractional shares to which they may be entitled) should include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the shareholder held the Acquired Fund as a capital asset on the date of the Reorganization pursuant to Section 1223(l) of the Code; and

(10)           The Acquiring Fund should succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations) the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

No opinion will be expressed as to the effect of the Reorganization on: (i) the Acquired Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting; and (ii) any Acquired Fund Shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

Such opinion shall contain such limitations as shall be in the opinion of SRSY appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 9(g).

(h)           That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the Trust, to the effect that:

(1)           The Trust was created as a statutory trust under the laws of the State of Delaware on September 1, 2004 and is validly existing and in good standing under the laws of the State of Delaware;

(2)           The Trust is an open-end, investment company of the management type registered as such under the 1940 Act;

(3)           The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquired Fund and Acquiring Fund;

(4)           Assuming that the initial shares of beneficial interest of the Acquired Fund were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-Laws of the Trust, and that all other such outstanding shares of the Acquired Fund were sold, issued and paid for in accordance with the terms of the Acquired Fund prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(5)           Assuming that the initial shares of beneficial interest of the Acquiring Fund were issued in accordance with the 1940 Act and the Trust’s Agreement and Declaration of Trust and By-Laws, and that all other such outstanding shares of the Acquiring Fund were sold, issued and paid for in accordance with the terms of the Acquiring Fund’s prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(6)           Such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust, the Acquired Fund or the Acquiring Fund;

(7)           The shares of beneficial interest of the Acquiring Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust or the Acquiring Fund, and to such counsel’s knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Plan;

(8)           To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws); and

(9)           Neither the execution nor performance of this Plan by the Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Trust is a party or by which the Trust is otherwise bound.

In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

(i)           That the Trust’s registration statement with respect to the shares of beneficial interest of the Acquiring Fund to be delivered to the Acquired Fund’s shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the registration statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(j)           That the shares of beneficial interest of the Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Acquired Fund shareholder.

(k)           That at the Closing, the Trust, on behalf of the Acquired Fund, transfers to the Acquiring Fund aggregate Net Assets of the Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the Acquired Fund at the Close of Business on the Valuation Date.

10.	Fees and Expenses; Other Plans

The expenses of entering into and carrying out the provisions of this Plan, whether or not consummated, shall be borne by Nationwide Fund Advisors.

11.	Termination; Waiver; Order

(a)           Anything contained in this Plan to the contrary notwithstanding, the Trust may terminate this Plan and the Reorganization may be abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) prior to the Closing.

(b)           If the transactions contemplated by this Plan have not been consummated by [December 31, 2014], this Plan shall automatically terminate on that date, unless a later date is established by the Trust.

(c)           In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Trust or its trustees, officers, agents or shareholders in respect of this Plan.

(d)           At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the Trust.

(e)            The respective necessary findings of fact and obligations contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan, and neither the Trust, nor any of its officers, trustees, agents or shareholders shall have any liability with respect to such necessary findings of fact or obligations after the Closing.  This provision shall not protect any officer, trustee, agent or shareholder of the Trust against any liability for which such officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

(f)           If any order or orders of the Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Acquired Fund, unless such further vote is required by applicable law.

12.           Liability of the Trust

The Trust acknowledges that: (i) all obligations of the Trust under this Plan are binding only with respect to the Trust, the Acquired Fund and the Acquiring Fund; (ii) any liability of the Trust under this Plan with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund; (iii) any liability of the Trust under this Plan with respect to the Acquired Fund, or in connection with the transactions contemplated herein with respect to the Acquired Fund, shall be discharged only out of the assets of the Acquired Fund; and (iv) no other series of the Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein, and that neither the Trust, the Acquired Fund nor the Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of any other series of the Trust.

13.           Final Tax Returns and Forms 1099 of the Acquired Fund

(a)           After the Closing, the Trust shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the Trust with respect to the Acquired Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

(b)           Any expenses incurred by the Trust or the Acquired Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the Acquired Fund to the extent such expenses have been or should have been accrued by the Acquired Fund in the ordinary course without regard to the Reorganization contemplated by this Plan; any excess expenses shall be borne by Nationwide Fund Advisors at the time such Tax returns and Forms 1099 are prepared.

14.	Amendments

This Plan may only be amended in writing at the direction of the Board of Trustees of the Trust.

15.           Governing Law

This Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

The Trust has adopted this Plan of Reorganization and it shall be deemed effective, all as of the day and year first-above written.

Nationwide Mutual Funds, on behalf of Nationwide HighMark Short Term Bond Fund and Nationwide Enhanced Income Fund

By  _______________________________________________
Michael S. Spangler, President and Chief Executive Officer

Acknowledged by Nationwide Fund Advisors

By ________________________________________________
Michael S. Spangler, President

EXHIBIT B
FINANCIAL HIGHLIGHTS

The financial highlight tables are intended to help you understand the Nationwide Enhanced Income Fund’s and Nationwide HighMark Short Term Bond Fund’s financial performance for the past five fiscal years and are included in the Nationwide Enhanced Income Fund’s prospectus and Nationwide HighMark Short Term Bond Fund’s prospectus which are each incorporated herein by reference.  The financial highlights tables below provide additional information for the most recent six-month semi-annual reporting period.  The information for six-month semi-annual reporting periods is unaudited.  The fiscal year end of the Nationwide Enhanced Income Fund is October 31, and, accordingly, its financial highlights table below contains information for the six-month period ended April 30, 2014.  The fiscal year end of the Nationwide HighMark Short Term Bond Fund is July 31, and, accordingly, its financial highlights table below contains information for the six-month period ended January 31, 2014.

Nationwide Enhanced Income Fund
Selected data for each share of capital outstanding throughout the periods indicated.

Operations	Distributions	Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)	Portfolio Turnover (e)
Class A Shares
Six Months Ended April 30, 2014 (f) (Unaudited)	$8.89	0.01	0.01	0.02	(0.02)	(0.02)	$8.89	0.25%	$13,299,756	0.73%	0.17%	0.76%	23.65%
Year Ended October 31, 2013 (f)	$8.94	0.01	(0.01)	–	(0.05)	(0.05)	$8.89	(0.03%)	$16,717,425	0.73%	0.10%	0.75%	55.71%
Year Ended October 31, 2012 (f)	$8.98	0.03	0.01	0.04	(0.08)	(0.08)	$8.94	0.41%	$23,631,574	0.73%	0.35%	0.75%	64.89%
Year Ended October 31, 2011 (f)	$9.07	0.05	(0.04)	0.01	(0.10)	(0.10)	$8.98	0.15%	$33,488,311	0.71%	0.58%	0.72%	69.89%
Year Ended October 31, 2010 (f)	$9.17	0.09	(0.03)	0.06	(0.16)	(0.16)	$9.07	0.65%	$8,219,186	0.76%	1.03%	0.81%	63.29%
Year Ended October 31, 2009 (f)	$9.06	0.23	0.09	0.32	(0.21)	(0.21)	$9.17	3.53%	$3,595,763	0.87%	2.46%	0.96%	64.69%

Class R Shares (g)(h)
Six Months Ended April 30, 2014 (f) (Unaudited)	$8.89	(0.01)	0.02	0.01	(0.01)	(0.01)	$8.89	0.10%	$10,815	1.04%	(0.15%)	1.08%	23.65%
Year Ended October 31, 2013 (f)	$8.94	(0.01)	(0.01)	(0.02)	(0.03)	(0.03)	$8.89	(0.25%)	$7,340	0.95%	(0.09%)	0.96%	55.71%
Year Ended October 31, 2012 (f)	$8.98	0.01	–	0.01	(0.05)	(0.05)	$8.94	0.16%	$32,988	0.98%	0.09%	1.01%	64.89%
Year Ended October 31, 2011 (f)	$9.07	0.02	(0.04)	(0.02)	(0.07)	(0.07)	$8.98	(0.33%)	$44,119	1.06%	0.27%	1.08%	69.89%
Year Ended October 31, 2010 (f)	$9.17	0.07	(0.03)	0.04	(0.14)	(0.14)	$9.07	0.58%	$54,768	1.01%	0.82%	1.06%	63.29%
Year Ended October 31, 2009 (f)	$9.07	0.14	0.15	0.29	(0.19)	(0.19)	$9.17	3.28%	$57,411	0.96%	1.51%	1.06%	64.69%

Institutional Service Class Shares
Six Months Ended April 30, 2014 (f) (Unaudited)	$8.90	0.02	–	0.02	(0.03)	(0.03)	$8.89	0.26%	$270,296	0.46%	0.38%	0.47%	23.65%
Year Ended October 31, 2013 (f)	$8.95	0.03	(0.01)	0.02	(0.07)	(0.07)	$8.90	0.14%	$10,024	0.45%	0.34%	0.46%	55.71%
Year Ended October 31, 2012 (f)	$8.99	0.05	0.01	0.06	(0.10)	(0.10)	$8.95	0.79%	$10,000	0.47%	0.60%	0.51%	64.89%
Year Ended October 31, 2011 (f)	$9.08	0.06	(0.05)	0.01	(0.10)	(0.10)	$8.99	0.17%	$13,384	0.70%	0.62%	0.71%	69.89%
Year Ended October 31, 2010 (f)	$9.17	0.11	(0.03)	0.08	(0.17)	(0.17)	$9.08	0.86%	$13,363	0.70%	1.15%	0.75%	63.29%

Operations	Distributions	Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)	Portfolio Turnover (e)
Class A Shares

Year Ended October 31, 2009 (f)	$9.07	0.24	0.08	0.32	(0.22)	(0.22)	$9.17	3.60%	$13,257	0.66%	2.59%	0.76%	64.69%

Institutional Class Shares
Six Months Ended April 30, 2014 (f) (Unaudited)	$8.89	0.02	0.01	0.03	(0.03)	(0.03)	$8.89	0.39%	$176,934,452	0.45%	0.45%	0.48%	23.65%
Year Ended October 31, 2013 (f)	$8.94	0.03	(0.01)	0.02	(0.07)	(0.07)	$8.89	0.25%	$225,131,768	0.45%	0.37%	0.47%	55.71%
Year Ended October 31, 2012 (f)	$8.98	0.05	0.01	0.06	(0.10)	(0.10)	$8.94	0.69%	$264,456,366	0.45%	0.61%	0.48%	64.89%
Year Ended October 31, 2011 (f)	$9.07	0.08	(0.04)	0.04	(0.13)	(0.13)	$8.98	0.41%	$222,970,762	0.45%	0.87%	0.46%	69.89%
Year Ended October 31, 2010 (f)	$9.16	0.13	(0.03)	0.10	(0.19)	(0.19)	$9.07	1.13%	$233,452,792	0.45%	1.39%	0.50%	63.29%
Year Ended October 31, 2009 (f)	$9.06	0.23	0.11	0.34	(0.24)	(0.24)	$9.16	3.80%	$207,636,356	0.47%	2.54%	0.56%	64.69%

Amounts designated as “–” are zero or have been rounded to zero.
(a)       Excludes sales charge.
(b)       Not annualized for periods less than one year.
(c)       Annualized for periods less than one year.
(d)       During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)       Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)       Per share calculations were performed using average shares method.
(g)       Effective February 28, 2009, Class R Shares were renamed Class R2 Shares.
(h)       Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

 Nationwide HighMark Short Term Bond Fund
Selected data for each share of capital outstanding throughout the periods indicated.

Operations	Distributions	Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)	Portfolio Turnover (e)
Class A Shares
Six Months Ended January 31, 2014 (f) (Unaudited)	$10.00	0.03	0.04	0.07	(0.05)	(0.05)	$10.02	0.74%	$44,479,262	0.83%	0.66%	0.93%	36.27%
Year Ended July 31, 2013 (f)	$10.11	0.09	(0.07)	0.02	(0.13)	(0.13)	$10.00	0.22%	$44,364,179	0.85%	0.89%	1.19%	62.00%
Year Ended July 31, 2012 (f)	$10.09	0.17	0.05	0.22	(0.20)	(0.20)	$10.11	2.18%	$31,888,147	0.88%	1.71%	1.22%	45.00%
Year Ended July 31, 2011 (f)	$10.10	0.19	0.02	0.21	(0.22)	(0.22)	$10.09	2.07%	$24,352,508	0.95%	1.89%	1.23%	48.00%
Year Ended July 31, 2010 (f)	$9.98	0.24	0.14	0.38	(0.26)	(0.26)	$10.10	3.86%	$22,581,313	0.94%	2.39%	1.24%	27.00%
Year Ended July 31, 2009 (f)	$9.88	0.37	0.10	0.47	(0.37)	(0.37)	$9.98	4.88%	$9,403,302	0.93%	3.72%	1.32%	54.00%

Class C Shares
Six Months Ended January 31, 2014 (f) (Unaudited)	$10.13	0.01	0.04	0.05	(0.03)	(0.03)	$10.15	0.50%	$22,186,809	1.28%	0.20%	1.33%	36.27%
Year Ended July 31, 2013 (f)	$10.24	0.05	(0.07)	(0.02)	(0.09)	(0.09)	$10.13	(0.24)%	$26,690,172	1.30%	0.44%	1.44%	62.00%
Year Ended July 31, 2012 (f)	$10.21	0.13	0.05	0.18	(0.15)	(0.15)	$10.24	1.79%	$24,569,388	1.33%	1.26%	1.47%	45.00%
Year Ended July 31, 2011 (f)	$10.22	0.15	0.01	0.16	(0.17)	(0.17)	$10.21	1.59%	$20,876,269	1.40%	1.44%	1.48%	48.00%
Year Ended July 31, 2010 (f)	$10.10	0.20	0.14	0.34	(0.22)	(0.22)	$10.22	3.37%	$17,565,330	1.39%	1.94%	1.49%	27.00%
Year Ended July 31, 2009 (f)	$9.99	0.32	0.11	0.43	(0.32)	(0.32)	$10.10	4.47%	$3,109,001	1.38%	3.27%	1.57%	54.00%

Institutional Service Class Shares (g)
Six Months Ended January 31, 2014 (f) (Unaudited)	$10.02	0.05	0.04	0.09	(0.07)	(0.07)	$10.04	0.86%	$86,396,401	0.58%	0.91%	0.68%	36.27%
Year Ended July 31, 2013 (f)	$10.13	0.12	(0.07)	0.05	(0.16)	(0.16)	$10.02	0.48%	$93,527,779	0.59%	1.16%	0.94%	62.00%
Year Ended July 31, 2012 (f)	$10.10	0.20	0.05	0.25	(0.22)	(0.22)	$10.13	2.55%	$102,448,607	0.61%	1.98%	0.97%	45.00%
Year Ended July 31, 2011 (f)	$10.12	0.22	0.01	0.23	(0.25)	(0.25)	$10.10	2.35%	$87,476,317	0.67%	2.17%	0.98%	48.00%
Year Ended July 31, 2010 (f)	$10.00	0.27	0.14	0.41	(0.29)	(0.29)	$10.12	4.04%	$71,121,675	0.66%	2.67%	0.99%	27.00%
Year Ended July 31, 2009 (f)	$9.89	0.39	0.11	0.50	(0.39)	(0.39)	$10.00	5.24%	$51,470,563	0.66%	3.99%	1.07%	54.00%

Institutional Class Shares
Period Ended January 31, 2014 (f)(h) (Unaudited)	$10.01	0.04	0.04	0.08	(0.05)	(0.05)	$10.04	0.79%	$48,754,895	0.52%	0.98%	0.52%	36.27%

Amounts designated as “–” are zero or have been rounded to zero.
(a)       Excludes sales charge.
(b)       Not annualized for periods less than one year.
(c)       Annualized for periods less than one year.
(d)       During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)       Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)       Per share calculations were performed using average shares method.
(g)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(h)	For the period from September 19, 2013 (commencement of operations) through January 31, 2014. Total return is calculated based on inception date of September 18, 2013 through January 31, 2014.

Nationwide Enhanced Income Fund Proxy for Special Meeting of Shareholders – ____, 2014

The undersigned, revoking previous proxies, hereby appoint(s) ______, ______ and ______, or any one of them, attorneys, with full power of substitution, to vote all shares of the Fund of Nationwide Mutual Funds (the “Trust”), as indicated above, which the undersigned is entitled to vote at a Special Meeting of Shareholders of the Trust to be held at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania, 19406, on ______, 2014, at 10:00 a.m., Eastern time, and at any adjournments thereof. All powers may be exercised by two or more of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This proxy shall be voted on the proposal(s) described in the Proxy Statement as specified on the reverse side.

Receipt of the Notice of Special Meeting of Shareholders and the accompanying Proxy Statement is hereby acknowledged. This proxy is solicited on behalf of the Board of Trustees of the Trust.

QUESTIONS ABOUT THIS PROXY?

Should you have any questions about the proxy materials or regarding how to vote your shares, please contact our proxy information line toll-free at [INSERT NUMBER]. Representatives are available [Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern time.]

PLEASE FOLD HERE AND RETURN THE ENTIRE BALLOT – DO NOT DETACH

Nationwide Enhanced Income Fund

Proxy for Special Meeting of Shareholders — _____, 2014

Please see the instructions below if you wish to vote by PHONE, MAIL or via the INTERNET.
NOTE: Please sign exactly as your name appears on this proxy card. When shares are held by joint tenants, at least one holder should sign. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person indicating the person’s title.

CALL:To vote your proxy by phone, call toll-free [INSERT NUMBER] and enter the control number found on the reverse side of this proxy card.

LOG-ON:To vote via the Internet, go to www.proxyonline.com and enter the control number found on the reverse side of this proxy card.	______________________________
Shareholder sign here
MAIL:To vote your proxy by mail, check the appropriate voting box on the reverse side of this proxy card, sign and date the card and return it in the enclosed postage-paid envelope.	_______________________________
Joint owner sign here _______________________________
Date:

IT IS IMPORTANT THAT PROXIES BE VOTED PROMPTLY.  EVERY SHAREHOLDER’S VOTE IS IMPORTANT.

NATIONWIDE ENHANCED INCOME FUND	CONTROL NUMBER

123456789123

WE NEED YOUR PROXY VOTE AS SOON AS POSSIBLE.

 YOUR PROMPT ATTENTION WILL HELP TO AVOID
THE EXPENSE OF FURTHER SOLICITATION.

Please remember to sign and date the reverse side before mailing in your vote.

PLEASE REFER TO THE PROXY STATEMENT DISCUSSION OF THIS PROPOSAL(S).  IF NO DIRECTION IS MADE, AND THIS PROXY IS SIGNED AND RETURNED, THE PROXY WILL BE VOTED FOR THE PROPOSAL.   AS TO ANY OTHER MATTER, SAID ATTORNEYS WILL VOTE IN ACCORDANCE WITH THEIR BEST JUDGEMENT.

TO VOTE, MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS.  Example: ■

PLEASE FOLD HERE AND RETURN THE ENTIRE BALLOT – DO NOT DETACH

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:

PROPOSAL: To approve a Plan of Reorganization (the “Plan”) by the Trust, on behalf of the Nationwide HighMark Short Term Bond Fund and the Nationwide Enhanced Income Fund which provides for: (i) the acquisition by the Nationwide HighMark Short Term Bond Fund of substantially all of the property and assets of the Nationwide Enhanced Income Fund, in exchange solely for corresponding shares of the Nationwide HighMark Short Term Bond Fund; (ii) the pro rata distribution of shares of the Nationwide HighMark Short Term Bond Fund to the shareholders of the Nationwide Enhanced Income Fund; and (iii) the liquidation and dissolution of the Nationwide Enhanced Income Fund.

1.
To vote the proxy, please use the boxes below.
FOR	AGAINST	ABSTAIN
□	□	□

2.	To vote on any other business as may properly come before the Special Meeting of Shareholders or any adjournment(s) thereof.

PART B
STATEMENT OF ADDITIONAL INFORMATION
[Date], 2014

NATIONWIDE MUTUAL FUNDS
1000 Continental Drive, Suite 400
King of Prussia, PA 19406
800-848-0920
www.nationwide.com/mutualfunds

Nationwide Enhanced Income Fund

This Statement of Additional Information (“SAI”) relates to the [Date], 2014 Special Meeting of Shareholders of the Nationwide Enhanced Income Fund (the “Target Fund”) to approve a proposal to reorganize the Target Fund into the Nationwide HighMark Short Term Bond Fund (the “Acquiring Fund”).  Both the Target Fund and the Acquiring Fund are series of Nationwide Mutual Funds (the “Trust”).  If the proposal is approved, Target Fund shareholders will be issued shares of the Acquiring Fund as shown below.

Target Fund	Acquiring Fund
Nationwide Enhanced Income Fund	Nationwide HighMark Short Term Bond Fund
Class A	Class A
Class R	Class A
Institutional Class	Institutional Class
Institutional Service Class	Institutional Service Class

This SAI, which is not a prospectus, supplements and should be read in conjunction with the Combined Proxy Statement/Prospectus dated [Date], 2014 (the “Proxy Statement/Prospectus”) relating specifically to the Special Meeting of Shareholders of the Trust that will be held on [Date], 2014.  A copy of the Proxy Statement/Prospectus may be obtained upon request and without charge by called the Trust at 800-848-0920.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to the in the Proxy Statement/Prospectus.  The proposed  reorganization will occur in accordance with the terms of the Plan of Reorganization.

Table of Contents

General Information	2
Incorporation of Documents by Reference into the SAI	2
Pro Forma Financial Information	3

General Information

This SAI relates to (i) the transfer of substantially all of the property and assets of the Target Fund to the Acquiring Fund, in exchange for shares of the designated classes of the Acquiring Fund; (ii) the assumption by the Acquiring Fund of all of the Target Fund’s liabilities; (iii) the distribution of shares of the designated classes of the Acquiring Fund to the shareholders of the Target Fund; and (iv) the termination, dissolution and complete liquidation of the Target Fund as soon as practicable after the closing.  The reorganization of the Target Fund into the Acquiring Fund is currently expected to occur on or around [Date], at which time there will be a pro rata distribution of Acquiring Fund shares to the shareholders of the Target Fund according to their interests in complete liquidation of the Target Fund.  Further information is included in the Proxy Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this SAI.

Incorporation of Documents by Reference into the SAI

This SAI incorporates by reference the following documents, which have each been filed with the U.S. Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:

1.	Statement of Additional Information dated March 1, 2014, as supplemented and amended to date, with respect to the Target Fund (previously filed on EDGAR, Accession No. 0001193125-14-060605).

2.
The audited financial statements and related report of the independent registered accounting firm included in the Target Fund’s Annual Report to Shareholders for the reporting period ended October 31, 2013 (previously filed on EDGAR, Accession No. 0001193125-13-487656).  No other parts of the Annual Report are incorporated herein by reference.

3.
The financial statements included in the Target Fund’s Semi-Annual Report to Shareholders for the reporting period ended April 30, 2014 ([to be filed]).  No other parts of the Semi-Annual Report are incorporated herein by reference.

4.	Statement of Additional Information dated November 29, 2013, as supplemented and amended to date, with respect to the Acquiring Fund (previously filed on EDGAR, Accession No. 0001193125-13-449625).

5.
The audited financial statements and related report of the independent registered accounting firm included in the Annual Report to Shareholders of the Acquiring Fund’s predecessor fund (the HighMark Short Term Bond Fund) for the reporting period ended July 31, 2013 (previously filed on EDGAR, Accession No. 0001354488-13-005573).  No other parts of the Annual Report are incorporated herein by reference.

6.
The financial statements included in the Acquiring Fund’s Semi-Annual Report to Shareholders for the reporting period ended January 31, 2014 (previously filed on EDGAR, Accession No. 0001193125-14-120741).  No other parts of the Semi-Annual Report are incorporated herein by reference.

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EXHIBIT B
PRO FORMA FINANCIAL INFORMATION

The pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Transaction had been consummated.  These pro forma numbers have been estimated in good faith based on information regarding the Acquiring Fund and the Target Fund for the twelve-month period ended January 31, 2014.  The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Funds, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

The unaudited pro forma information for the twelve-month period ended January 31, 2014, has been prepared to give effect to the proposed Reorganization pursuant to the Plan as if they had been consummated on February 1, 2013.  In addition, in a separate transaction, the Nationwide Short Duration Bond Fund will be reorganized into the Acquiring Fund on the same day that the Target Fund will be reorganized into the Acquiring Fund (the “Short Duration Bond Fund Reorganization”).

Basis of Pro Forma Financial Information

On June 11, 2014, the Board approved the Plan by which, subject to shareholder approval, the Target Fund will transfer all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund (“Reorganization Shares”) and the Acquiring Fund will assume all of the liabilities of the Target Fund.  Target Fund shareholders will receive the class of Reorganization Shares indicated in Table 1 below.  The Acquiring Fund will issue Reorganization Shares with an aggregate net asset value equal to the aggregate value of the net assets that it receives from the Target Fund, as determined pursuant to the terms of the Plan.  All Reorganization Shares delivered to the Target Fund will be delivered at net asset value without a sales load, commission or other similar fee being imposed.  Immediately following the transfer, the Reorganization Shares received by the Target Fund will be distributed pro rata, on what is expected to be a tax-free basis for U.S. federal income tax purposes, to the shareholders of the Target Fund in proportion to their holdings of shares of the Target Fund.

Under U.S. generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity, and the results of operations of the surviving fund for pre-organization periods will not be restated.  The Acquiring Fund will be the accounting survivor of the Reorganization for financial statement purposes.

Table 1 – Reorganization Shares

Target Fund Shares	Reorganization Shares

Target Fund Class A	Acquiring Fund Class A

Target Fund Class R	Acquiring Fund Class A

Target Fund Institutional Class	Acquiring Fund Institutional Class

Target Fund Institutional Service Class	Acquiring Fund Institutional Service Class

Table 2 – Target Fund’s and Acquiring Fund’s Net Assets as of January 31, 2014

The Table below shows the net assets of the Target Fund, the Acquiring Fund, and the pro forma combined net assets assuming the Reorganization and the Short Duration Bond Fund Reorganization are completed as of January 31, 2014.

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Target Fund Net Assets	Acquiring Fund Net Assets	Short Duration Bond Fund Assets	Pro Forma Combined Net Assets
$233,960,186	$201,817,367	$86,393,102	$522,170,655

Pro Forma Adjustments

The table below reflects adjustments to expenses needed to the pro forma combined funds as if the Reorganization and the Short Duration Bond Fund Reorganization had taken place on February 1, 2013.  The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund (and assets of the Short Duration Bond Fund), and have been prepared in accordance with U.S. generally accepted accounting principles, which requires management to make estimates and assumptions that affect this information.  Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees	$(2,217)
Accounting, custody and administration fees1	$(262,314)
Transfer and disbursing agent fees2	$(58,839)
Professional fees3	$(87,293)
Trustee fees	$ -
Distribution and/or service fees – Class A	$ -
Distribution and/or service fees – Class R	$(22)
Distribution and/or service fees – Class C	$ -
Miscellaneous fees4	$(76,704)
Fee waiver/reimbursements5	$(214,307)

1           Administrative fees were adjusted to eliminate duplicative costs of administering two funds pursuant to the accounting, custody and administrative services agreements.

2           Transfer and disbursing agent fees were adjusted to eliminate duplicative costs of administering two funds pursuant to the transfer agency services agreement.

3           Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

4            Miscellaneous fees were reduced to eliminate the effects of duplicative fees for other services.

5           During the twelve-month period January 31, 2014, NFA has agreed to limit operating expenses of the Acquiring Fund and the Target Fund in order to limit each Fund’s average expenses for the year.  The adjustments reflect the impact of the increase (decrease) in pro forma operating expenses on the expense limitation agreement in effect during the period.

Accounting Policy

No significant accounting policies will change as a result of the Reorganization, specifically, policies regarding valuation of portfolio securities of Subchapter M of the Internal Revenue Code of 1986, as amended.

Reorganization Costs

4

The cost of solicitation related to the Reorganization, including any costs directly associated with preparing, filing, printing and distributing to the shareholders of the Target Fund all materials relating to the soliciting of shareholder votes as well as the conversion costs associated with the Reorganization will be borne by NFA.  No significant portfolio realignments are expected due to similarities in investment strategies of the Funds.  Accordingly, there are no significant additional expenses resulting from the portfolio realignment of the Acquiring Fund.

Capital Loss Carryforwards

The total capital loss carryovers of the Target Fund, Short Duration Bond Fund, and the Acquiring Fund and the approximate annual limitation on the use, post-closing, of the Acquiring Fund’s total capital loss carryovers following the Reorganization and the Short Duration Bond Fund Reorganization are as follows:

	Target Fund as of 4/30/2014	Short Duration Bond Fund as of 4/30/2014	Acquiring Fund as of 1/31/2014
Total Capital Loss Carryovers on a tax basis	$8,420,260	$1,392,829	$393,660
Unrealized appreciation (depreciation) on a tax basis	96,856	(129,852)	716,482
Aggregate net asset value	190,515,319	77,960,230	221,665,426
Annual limitation	6,398,148	2,619,464	7,447,958

The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date (December 22, 2010).  Consequently these capital losses can be carried forward indefinitely.  However, capital losses incurred in pre-enactment taxable years may not be used to offset capital gains until all net capital losses arising in post-enactment taxable years have been utilized.  As a result, some net capital loss carryovers in pre-enactment years which otherwise would been utilized under prior law may expire.

5

PART C

OTHER INFORMATION

Item 15.
Indemnification.  Indemnification provisions for officers, directors and employees of Registrant are set forth in Article VII, Section 2 of the Second Amended and Restated Agreement and Declaration of Trust, amended and restated as of June 17, 2009. See Item 16(1)(a) below.

The Trust has entered into indemnification agreements with each of the trustees and certain of its officers.  The indemnification agreements provide that the Trust will indemnify the indemnitee for and against any and all judgments, penalties, fines, and amounts paid in settlement, and all expenses actually and reasonably incurred by indemnitee in connection with a proceeding that the indemnitee is a party to or is threatened to be made a party to (other than certain exceptions specified in the agreements), to the maximum extent not expressly prohibited by Delaware law or applicable federal securities law and regulations (including without limitation Section 17(h) of the 1940 Act and the rules and regulations issued with respect thereto by the U.S. Securities and Exchange Commission). The Trust also will indemnify indemnitee for and against all expenses actually and reasonably incurred by indemnitee in connection with any proceeding to which indemnitee is or is threatened to be made a witness but not a party.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act" or "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A, indicated below, except as noted:

(1)           Copies of the charter of the Registrant now in effect;

(a)
Second Amended and Restated Agreement and Declaration of Trust, amended and restated as of June 17, 2009, (the “Amended Declaration”), of Registrant, Nationwide Mutual Funds (the “Trust”), a Delaware Statutory Trust, previously filed as Exhibit EX-28.a with the Trust’s registration statement on November 17, 2009, is hereby incorporated by reference.

(i)
Amending Resolutions dated September 14, 2010, to the Amended Declaration, pertaining to the Nationwide Destination 2055 Fund, previously filed as Exhibit EX-28.a.1 with the Trust’s registration statement on September 15, 2010, is hereby incorporated by reference.

(ii)
Amending Resolutions dated June 15, 2011, to the Amended Declaration, pertaining to the Nationwide Small Company Growth Fund previously filed as Exhibit EX-28.a.2 with the Trust’s registration statement on July 1, 2011, is hereby incorporated by reference.

(iii)	Amending Resolutions dated September 14, 2010, to the Amended Declaration, pertaining to the Nationwide Alternatives Allocation Fund,

1

previously filed as Exhibit EX-28.a.3 with the Trust’s registration statement on September 16, 2011, is hereby incorporated by reference.

(iv)
Amending Resolutions dated March 9, 2012, to the Amended Declaration, pertaining to the Nationwide Global Equity Fund and Nationwide High Yield Bond Fund, previously filed as Exhibit EX-28.a.4 with the Trust’s registration statement on July 2, 2012, is hereby incorporated by reference.

(v)
Amending Resolutions dated June 13, 2012, to the Amended Declaration, pertaining to the Nationwide Inflation-Protected Securities Fund, previously filed as Exhibit EX-28.a.5 with the Trust’s registration statement on September 14, 2012, is hereby incorporated by reference.

(vi)
Amending Resolutions dated September 6, 2012, to the Amended Declaration, pertaining to the Nationwide Core Plus Bond Fund, previously filed as Exhibit EX-28.a.6 with the Trust’s registration statement on December 14, 2012, is hereby incorporated by reference.

(vii)
Amending Resolutions dated March 28, 2013, to the Amended Declaration, pertaining to the Nationwide Geneva Mid Cap Growth Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide HighMark Value Fund, Nationwide Bailard International Equities Fund, Nationwide HighMark Short Term Bond Fund, Nationwide Bailard Cognitive Value Fund, Nationwide Bailard Technology & Science Fund, Nationwide Ziegler NYSE Arca Tech 100 Index Fund, Nationwide HighMark Large Cap Core Equity Fund, Nationwide HighMark Small Cap Core Fund, Nationwide HighMark Large Cap Growth Fund, Nationwide HighMark Balanced Fund, Nationwide Ziegler Equity Income Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, Nationwide HighMark National Intermediate Tax Free Bond Fund, Nationwide Ziegler Wisconsin Tax Exempt Fund, Nationwide HighMark Bond Fund, previously filed as Exhibit EX-28.a.7 with the Trust registration statement on June 17, 2013, is hereby incorporated by reference.

(viii)
Amending Resolutions dated December 11, 2013, to the Amended Declaration, pertaining to the Nationwide Bailard Emerging Markets Equity Fund and the Nationwide Diverse Managers Fund, previously filed as Exhibit EX-28.a.8 with the Trust registration statement on April 3, 2014, is hereby incorporated by reference.

(2)           Copies of the existing bylaws or corresponding instrument of the Registrant;

(a)
Second Amended and Restated Bylaws, amended and restated as of June 17, 2009 (the “Amended Bylaws”), of the Trust, previously filed as Exhibit EX-28.b with the Trust’s registration statement on November 17, 2009, is hereby incorporated by reference.

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not Applicable.

2

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)
Form of Plan of Reorganization of the Registrant, on behalf of its series’ Nationwide HighMark Short Term Bond Fund and Nationwide Enhanced Income Fund, is filed as Exhibit A to the Combined Proxy Statement /Prospectus and is hereby incorporated by reference.

(5)
Copies of all instruments defining the rights of holders of the securities being registered including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)
Certificates for shares are not issued. Articles III, V and VI of the Amended Declaration and Article VII of the Amended Bylaws incorporated by reference to Exhibit 1(a) and 2(a), respectively, hereto, define the rights of holders of shares.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)
Investment Advisory Agreement dated May 1, 2007 pertaining to certain series of the Trust currently managed by Nationwide Fund Advisors, previously filed as Exhibit EX-99.d.2 with the Trust’s registration statement on June 14, 2007, is hereby incorporated by reference.

(i)
Exhibit A to the Investment Advisory Agreement, amended May 1, 2014 pertaining to certain series of the Trust managed by Nationwide Fund Advisors, previously filed as Exhibit EX-28.d.1.a with the Trust’s registration statement on June 18, 2014, is hereby incorporated by reference.

(ii)
Exhibit A to the Investment Advisory Agreement amended on June 18, 2014, pertaining to certain series of the Trust managed by Nationwide Fund Advisors, previously filed as Exhibit EX-28.1.b with the Trust’s registration statement on June 18, 2014, is hereby incorporated by reference.

(b)
Investment Advisory Agreement dated August 28, 2007 pertaining to the Target Destinations Funds currently managed by Nationwide Fund Advisors, previously filed as Exhibit EX-23.d.2 with the Trust’s registration statement on August 27, 2007, is hereby incorporated by reference.

(i)
Exhibit A to the Investment Advisory Agreement, dated August 28, 2007 and amended January 1, 2012, pertaining to the Target Destinations Funds currently managed by Nationwide Fund Advisors, previously filed as Exhibit EX-28.d.2.c with the Trust’s registration statement on February 24, 2012, is hereby incorporated by reference.

(c)	Subadvisory Agreements

(i)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and BlackRock Investment Management, LLC for Nationwide S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund and Nationwide Bond Index Fund, effective May 1, 2007, as amended June 16, 2010, previously filed as Exhibit EX-28.d.3.a with the Trust’s

3

registration statement on September 14, 2010, is hereby incorporated by reference.

(1)
Exhibit A to the Amended Subadvisory Agreement, effective May 1, 2007, as amended February 1, 2012, among the Trust, Nationwide Fund Advisors and BlackRock Investment Management, LLC previously filed as Exhibit EX-28.d.3.a.1 with the Trust’s registration statement on February 24, 2012, is hereby incorporated by reference.

(ii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Dimensional Fund Advisors LP, effective December 19, 2007, for the Nationwide U.S. Small Cap Value Fund, previously filed as Exhibit EX-23.d.3.i with the Trust’s registration statement on December 28, 2007, is hereby incorporated by reference.

(iii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Nationwide Asset Management, LLC, effective January 1, 2008, for the Nationwide Bond Fund, Nationwide Government Bond Fund, and Nationwide Inflation Protected Securities Fund previously filed as Exhibit EX-23.d.3.h with the Trust’s registration statement on December 19, 2008, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended May 1, 2013, among the Trust, Nationwide Fund Advisors and Nationwide Asset Management, LLC, effective January 1, 2008, previously filed as Exhibit EX-28.d.3.c.1 with the Trust’s registration statement on April 3, 2014, is hereby incorporated by reference.

(iv)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Federated Investment Management Company, effective April 2, 2009, for the Nationwide Money Market Fund previously filed as Exhibit EX-28.d.3.i with the Trust’s registration statement on February 26, 2010, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Federated Investment Management Company, effective April 2, 2009, amended December 2, 2009, previously filed as Exhibit EX-28.d.3.i.1 with the Trust’s registration statement on February 26, 2010, is hereby incorporated by reference.

(v)
Subadvisory Agreement among the Trust, Nationwide Fund Advisers and Goldman Sachs Asset Management, Inc. effective March 22, 2011, for the Nationwide Portfolio Completion Fund (formerly, Nationwide Alternatives Allocation Fund), previously filed as Exhibit EX-28.d.3.i with the Trust’s registration statement on July 1, 2011, is hereby incorporated by reference.

(vi)
Subadvisory Agreement among the Trust, Nationwide Fund Advisers and Brown Capital Management, LLC effective August 26, 2011, for the Nationwide Small Company Growth Fund, previously filed as Exhibit EX-28.d.3.j, with the Trust’s registration statement on September 16, 2011, is hereby incorporated by reference.

4

(vii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisers and UBS Global Asset Management (Americas) Inc. effective July 19, 2011, for the Nationwide International Value Fund, previously filed as Exhibit EX-28.d.3.k with the Trust’s registration statement on July 1, 2011, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement among the Trust, Nationwide Fund Advisors and UBS Global Asset Management (Americas) Inc., effective July 19, 2011, amended November 19, 2012, previously filed as Exhibit EX-28.d.3.k.1 with the Trust’s registration statement on December 6, 2012, is hereby incorporated by reference.

(viii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisers and Thompson, Siegel & Walmsley LLC, effective April 22, 2013, for the Nationwide Core Plus Bond Fund, previously filed as Exhibit EX-16.6.c.xii with the Trust’s registration statement on Form N-14 on May 17, 2013, is hereby incorporated by reference.

(ix)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and HighMark Capital Management, Inc., effective April 1, 2013, for the Nationwide HighMark Balanced Fund, Nationwide HighMark Bond Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, Nationwide HighMark Large Cap Core Equity Fund, Nationwide HighMark Large Cap Growth Fund, Nationwide HighMark National Intermediate Tax Free Fund, Nationwide HighMark Short Term Bond Fund, Nationwide HighMark Small Cap Core Fund and Nationwide HighMark Value Fund, Nationwide Enhanced Income Fund, Nationwide Fund, and Nationwide Short Duration Bond Fund, previously filed as Exhibit EX-28.d.3.j with the Trust registration statement on June 17, 2013, is hereby incorporated by reference.

(x)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Bailard, Inc., effective June 4, 2013, for the Nationwide Bailard Cognitive Value Fund, Nationwide Bailard Technology & Science Fund and Nationwide Bailard International Equities Fund, previously filed as Exhibit EX-28.d.3.k with the Trust’s registration statement on October 17, 2013, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Bailard, Inc., effective March 31, 2014, for the Nationwide Bailard Emerging Markets Equity Fund, previously filed as Exhibit EX-28.d.3.j.1 with the Trust’s registration statement on April 3, 2014, is hereby incorporated by reference.

(xi)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Geneva Capital Management Ltd., effective June 4, 2013, for the Nationwide Geneva Mid Cap Growth Fund and Nationwide Geneva Small Cap Growth Fund, previously filed as Exhibit EX-28.d.3.l with the Trust’s registration statement on October 17, 2013, is hereby incorporated by reference.

(xii)	Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Ziegler Capital Management, LLC, effective December 1, 2013, for the Nationwide Ziegler Equity Income Fund, Nationwide Ziegler

5

NYSE Arca Tech 100 Index Fund and Nationwide Ziegler Wisconsin Tax Exempt Fund, previously filed as Exhibit EX-28.d.3.m with the Trust’s registration statement on February 20, 2014, is hereby incorporated by reference.

(xiii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Garcia Hamilton & Associates, LP, effective March 31, 2014, for the Nationwide Diverse Managers Fund, previously filed as Exhibit EX-28.d.3.m with the Trust’s registration statement on April 3, 2014, is hereby incorporated by reference.

(xiv)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Herndon Capital Management, LLC., effective March 31, 2014, for the Nationwide Diverse Managers Fund and Nationwide Mid Cap Value Fund, previously filed as Exhibit EX-28.d.3.n with the Trust’s registration statement on April 3, 2014, is hereby incorporated by reference.

(xv)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Strategic Global Advisors, LLC, effective March 31, 2014, for the Nationwide Diverse Managers Fund, previously filed as Exhibit EX-28.d.3.o with the Trust’s registration statement on April 3, 2014, is hereby incorporated by reference.

(xvi)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Ariel Investments, LLC., effective March 31, 2014, for the Nationwide Diverse Managers Fund, previously filed as Exhibit EX-28.d.3.p with the Trust’s registration statement on April 3, 2014, is hereby incorporated by reference.

(xvii)
Subadvisory agreement among the Trust, Nationwide Fund Advisors and Boston Advisors, LLC, effective March 13, 2014, for the Nationwide Growth Fund, previously filed as Exhibit EX-28.d.3.r with the Trust’s registration statement on March 25, 2014, is hereby incorporated by reference.

(7)	Copies of each underwriting or distribution between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)
Underwriting Agreement dated May 1, 2007, amended as of February 28, 2008, between the Trust and Nationwide Fund Distributors LLC (“NFD”), previously filed as Exhibit EX-23.e.1 with the Trust’s registration statement on June 14, 2007, is hereby incorporated by reference.

(i)
Schedule A to the Underwriting Agreement dated May 1, 2007, as amended June 18, 2014, between the Trust and NFD, for certain series of the Trust, previously filed as Exhibit EX-28.e.1.a with the Trust’s registration statement on June 18, 2014, is hereby incorporated by reference.

(b)	Model Dealer Agreement, effective January 2008, previously filed as Exhibit EX-23.e.2 with the Trust’s registration statement on February 27, 2008, is hereby incorporated by reference.

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(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such.  Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable.

(9)
Copies of all custodian agreements and depository contracts Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”) for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Custody Agreement dated April 4, 2003, Fund List, amended as of February 28, 2008, between the Trust and JPMorgan Chase Bank, previously filed as Exhibit EX-99.g.1 with the Trust’s registration statement on February 28, 2005, is hereby incorporated by reference.

(i)
Amendment to the Custody Agreement dated April 4, 2003, amended December 2, 2009, previously filed as Exhibit EX-28.g.1.a with the Trust’s registration statement on February 26, 2010, is hereby incorporated by reference.

(ii)
Amendment to the Custody Agreement dated April 4, 2003, amended March 8, 2012, for certain series of the Trust, previously filed as Exhibit EX-28.g.1.d with the Trust’s registration statement on July 2, 2012, is hereby incorporated by reference.

(iii)
Fund List to the Global Custody Agreement dated May 1, 2007, amended June 18, 2014, for certain series of the Trust, previously filed as Exhibit EX-28.g.1.c with the Trust’s registration statement on June 18, 2014, hereby incorporated by reference.

(b)
Waiver to Global Custody Agreement dated as of February 28, 2005, between the Trust and JPMorgan Chase Bank, previously filed as Exhibit EX-99.g.1.a with the Trust’s registration statement on February 28, 2006, is hereby incorporated by reference.

(c)	Cash Trade Execution Rider dated April 4, 2003, previously filed as Exhibit EX-99.g.1.b with the Trust’s registration statement on February 28, 2006, is hereby incorporated by reference.

(d)
Concentration Accounts Agreement dated December 2, 2009, between the Trust and JPMorgan Chase Bank, previously filed as Exhibit EX-28.g.4 with the Trust’s registration statement on February 26, 2010, is hereby incorporated by reference.

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

(a)
Distribution Plan under Rule 12b-1, effective May 1, 2007, amended June 18, 2014, for certain series of the Trust, previously filed as Exhibit EX-28.m.1 with the Trusts registration statement on June 18, 2014.

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(b)
Rule 18f-3 Plan, effective March 2, 2009, amended June 18, 2014, for certain series of the Trust, previously filed as Exhibit EX-28.n.1 with the Trusts registration statement on June 18, 2014, is hereby incorporated by reference.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid an non-assessable;

(a)	Legal Opinion and Consent of Counsel relating to the legality of the shares being offered, is filed herewith as Exhibit EX-16.11.a.

(12)
An opinion and consent to their use, of counsel or, in lieu of an opinion a copy of the revenue ruling from the Internal Revenue Service, supporting tax matters and consequences to shareholders discussed in the prospectus;

(a)	Opinion and Consent of Counsel with respect to certain tax consequences relating to the Agreement and Plan of Reorganization shall be filed by amendment pursuant to an undertaking.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on after the date of the filing the registration statement;

(a)
Joint Fund Administration and Transfer Agency Agreement, effective May 1, 2010, between the Trust, Nationwide Mutual Funds and Nationwide Fund Management LLC, previously filed as Exhibit EX-28.h.1 with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

(b)
Administrative Services Plan effective May 1, 2007, amended December 15, 2011, previously filed as Exhibit EX-28.h.2 with the Trust’s Registration Statement on December 12, 2011 is hereby incorporated by reference.

(i)
Form of Servicing Agreement to Administrative Services Plan (“Servicing Agreement”), effective January 2007, previously filed as Exhibit EX-23.h.2.b with the Trust’s registration statement on February 28, 2007, is hereby incorporated by reference.

(ii)
Administrative Services Plan effective May 1, 2007, amended June 18, 2014 March 25, 2014, previously filed as Exhibit EX-28.e.1.a with the Trust’s registration statement on June 18, 2014, is hereby incorporated by reference.

(c)
Form of Operational Servicing Agreement between Nationwide Fund Management LLC and Fund Provider(s), previously filed as Exhibit EX-23.h.3 with the Trust’s registration statement on August 27, 2007, is hereby incorporated by reference.

(d)
Expense Limitation Agreement between the Trust and Nationwide Fund Advisors relating to the Nationwide Money Market Fund, Nationwide Short Duration Bond Fund, Nationwide Enhanced Income Fund, Nationwide U.S. Small Cap Value Fund, Nationwide International Value Fund, Nationwide S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund, Nationwide Bond Index Fund, Nationwide Bond Fund, Nationwide Growth Fund and each of the Nationwide Investor Destinations Funds effective May 1, 2007, and amended as

8

of January 9, 2008, previously filed as Exhibit EX-23.h.4 with the Trust’s registration statement on February 27, 2008 is hereby incorporated by reference.

(i)
Exhibit A, to the Expense Limitation Agreement, effective May 7, 2007, as amended  June 18, 2014, between the Trust and Nationwide Fund Advisors, previously filed as Exhibit EX-28.h.4.a with the Trust’s registration statement on June 18, 2014 is hereby incorporated by reference.

(e)
Assignment and Assumption Agreement between Gartmore Mutual Funds, an Ohio business trust  (“OBT”) and the Trust, a Delaware statutory trust, dated February 28, 2005, assigning to the Trust OBT’s title, rights, interests, benefits and privileges in and to certain contracts listed in the Agreement, previously filed as Exhibit EX-99.h.11 with the Trust’s registration statement on February 28, 2006, is hereby incorporated by reference.

(f)
Fee Waiver Agreement between Nationwide Mutual Funds and Nationwide Fund Advisers for Nationwide Government Bond Fund, effective as of May 1, 2014, previously filed as Exhibit EX-28.h.7 with the Trust’s registration statement on June 18, 2014, is hereby incorporated by reference.

(g)
Fee Waiver Agreement between Nationwide Mutual Funds and Nationwide Fund Advisers for Nationwide Fund, effective as of May 1, 2014 previously filed as Exhibit EX-28.h.8 with the Trust registration statement on June 18, 2014, is hereby incorporated by reference.

(14)	Copies of any other opinons, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)	Consent of Independent Registered Public Accounting Firm is filed herewith as Exhibit EX-16.14.a.

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a)	Powers of Attorney are filed herewith as Exhibit EX-16.16.a.

(17)	Any additional exhibits which the Registrant may wish to file.

(a)
Code of Ethics for the Gartmore Mutual Funds and Gartmore Variable Insurance Trust (now known as the Trust and Nationwide Variable Insurance Trust, respectively) dated December 3, 2008, previously filed as Exhibit EX-23.p.1 with the Trust’s registration statement on February 26, 2009, is hereby incorporated by reference.

(b)
Code of Ethics for Nationwide Fund Advisors dated May 18, 2007, amended June 30, 2011, previously filed as Exhibit EX-23.p.2 with the Trust’s registration statement on February 24, 2012, is hereby incorporated by reference.

(c)	Advisory Employee Investment Transaction Policy for BlackRock Investment Management, LLC, dated January 15, 2009, previously filed as Exhibit EX-

9

23.p.4 with the Trust’s registration statement on February 26, 2009, is hereby incorporated by reference.

(d)
Code of Ethics for Dimensional Fund Advisors LP dated January 1, 2011, previously filed as Exhibit EX-23.p.6 with the Trust’s registration statement on February 25, 2011, is hereby incorporated by reference.

(e)
Code of Ethics for Nationwide Fund Distributors LLC dated May 18, 2007, previously filed as Exhibit EX-23.p.11 with the Trust’s registration statement on February 27, 2008, is hereby incorporated by reference.

(f)
Code of Ethics for Federated Investment Management Company dated December 6, 2010, previously filed as Exhibit EX-28.p.10 with the Trust’s registration statement on February 25, 2011, is hereby incorporated by reference.

(g)
Code of Ethics, dated January 23, 2007, for Goldman Sachs Asset Management, previously filed as Exhibit EX-28.p.13 with the Trust’s registration statement on February 22, 2011, is hereby incorporated by reference.

(h)
Code of Ethics, revised June 6, 2011, for Brown Capital Management, LLC, previously filed as Exhibit EX-28.p.12, with the Trust’s registration statement on September 16, 2011, is hereby incorporated by reference.

(i)
Code of Ethics, dated June 30, 2011, for UBS Global Asset Management (Americas) Inc., previously filed as Exhibit EX-28.p.13, with the Trust’s registration statement on September 16, 2011, is hereby incorporated by reference.

(j)
Code of Ethics, amended December 2011, for Thompson, Siegel & Walmsley LLC, previously filed as Exhibit EX-28.p.14 with the Trust’s registration statement on September 14, 2012, is hereby incorporated by reference.

(k)	Code of Ethics for HighMark Capital Management, Inc., previously filed as Exhibit EX-16.17.o with the Trust’s registration statement on Form N-14 on May 17, 2013, is hereby incorporated by reference.

(l)	Code of Ethics for Bailard, Inc., previously filed as Exhibit EX-16.17.p with the Trust’s registration statement on Form N-14 on May 17, 2013, is hereby incorporated by reference.

(m)	Code of Ethics for Geneva Capital Management Ltd. is previously filed as Exhibit EX-16.17.q with the Trust’s registration statement on Form N-14 on May 17, 2013, is hereby incorporated by reference.

(n)	Code of Ethics for Ziegler Capital Management, LLC, previously filed as Exhibit EX-16.17.r with the Trust’s registration statement on Form N-14 on May 17, 2013, is hereby incorporated by reference.

(o)
Code of Ethics for Garcia Hamilton & Associates, L.P., updated September 2012, previously as Exhibit EX-28.p.16 with the Trust’s registration statement on March 25, 2014, is hereby incorporated by reference.

(p)
Code of Ethics for Herndon Capital Management, as revised January 2013, previously filed as Exhibit EX-28.p.17 with the Trust’s registration statement on March 25, 2014, is hereby incorporated by reference.

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(q)
Code of Ethics for Strategic Global Advisors, LLC, effective October 13, 2013, previously filed as Exhibit EX-28.p.18 with the Trust’s registration statement on March 25, 2014, is hereby incorporated by reference.

(r)
Code of Ethics for Ariel Investments, LLC, as amended January 2012, previously filed as Exhibit EX-28.p.19 with the Trust’s registration statement on March 25, 2014, is hereby incorporated by reference.

(s)
Code of Ethics for Boston Advisors, LLC, as amended December 2013, previously filed as Exhibit EX-28.p.20 with the Trust’s registration statement on March 25, 2014, is hereby incorporated by reference.

Item 17.  Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.

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SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant in the Township of Upper Merion, and Commonwealth of Pennsylvania, on this 25th  day of June, 2014.

NATIONWIDE MUTUAL FUNDS
BY: /s/Allan J. Oster
Allan J. Oster, Attorney-In-Fact for Registrant

As required by the 1933 Act, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated above.

Signature & Title

Principal Executive Officer

/s/ Michael S. Spangler*
Michael S. Spangler, President and
Chief Executive Officer

Principal Accounting and Financial Officer

/s/ Joseph Finelli*
Joseph Finelli, Treasurer and Chief Financial Officer

/s/ Charles E. Allen*
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/ Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee

/s/ Barbara L. Hennigar*
Barbara L. Hennigar, Trustee

/s/ Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/ Keith F. Karlawish*
Keith F. Karlawish, Trustee

/s/ Carol A. Kosel*
Carol A. Kosel, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ Lydia Micheaux Marshall*
Lydia Micheaux Marshall, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*BY: /s/ Allan J. Oster
          Allan J. Oster, Attorney-In Fact

EXHIBIT INDEX

EXHIBIT	NO.
Legal Opinion and Consent of Counsel relating to the legality of the shares being offered	EX-16.11.a
Consent of Independent Registered Public Accounting Firm	EX-16.14.a
Powers of Attorney	EX-16.16.a